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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09721

Fixed Income SHares
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)
Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedules of Investments

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES–55.6%
	Aerospace–0.1%
$2,100	Embraer Overseas Ltd., 6.375%, 1/24/17	Baa3/BBB−	$2,055,480
	Airlines–3.8%
	Continental Airlines, Inc., pass thru certificates,
500	6.32%, 11/1/08, Ser. 98-3	Baa2/A−	499,449
2,100	6.503%, 6/15/11, Ser. 01-1	Baa2/BBB+	2,118,716
900	7.918%, 5/1/10, Ser. 00-1	Baa2/BBB+	932,063
851	JetBlue Airways Corp., pass thru certificates,
	8.46%, 5/15/10, Ser. 04-2, FRN	Ba3/BB−	840,840
	Northwest Airlines, Inc., pass thru certificates,
1,934	7.041%, 4/1/22, Ser. 1A-1	NR/BB	1,940,283
56,154	7.15%, 4/1/21, Ser. 00-1	Aaa/AAA	59,760,708
88	United Air Lines, Inc., 10.125%, 3/22/15, Ser. 91-B2 (b)	NR/NR	44,890
			66,136,949
	Automotive–0.0%
200	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	Baa1/BBB	211,971
	Banking–7.5%
9,400	BNP Paribas, 5.186%, 6/29/15, VRN (d)	Aa3/A+	8,811,363
6,600	Commonwealth Bank of Australia, 6.024%, 3/15/16, VRN (d)	Aa3/A+	6,395,585
16,300	Credit Agricole S.A., 6.637%, 5/31/17, VRN (d)(g)	Aa3/A	15,249,791
1,000	Export-Import Bank of Korea, 5.45%, 6/1/09, FRN	Aa3/A	1,000,696
5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	5,000,220
	HBOS PLC, VRN (d),
3,400	5.375%, 11/1/13	Aa3/A	3,316,700
400	5.92%, 10/1/15	A1/A	358,627
21,800	6.657%, 5/21/37	A1/A	19,858,056
	HSBC Capital Funding L.P., VRN,
10,900	4.61%, 6/27/13 (d)	A1/A	10,385,564
€6,100	5.13%, 3/29/16	A1/A	7,956,703
$1,000	10.176%, 6/30/30 (d)	A1/A	1,399,361
	HSBC Holdings PLC,
24,900	6.50%, 5/2/36	Aa3/A+	24,912,873
1,200	7.625%, 5/17/32	Aa3/A+	1,383,803
500	KBC Bank Funding Trust III, 9.86%, 11/2/09, VRN (d)	A1/A	545,669
3,100	Resona Bank Ltd., 5.85%, 4/15/16, VRN (d)	A2/BBB	2,948,134
2,710	Royal Bank of Scotland Group PLC ADR, 9.118%, 3/31/10, Ser. 1	Aa3/A	2,947,193
	Sumitomo Mitsui Banking Corp.,
¥200,000	0.95%, 6/2/49	NR/NR	1,679,501
$2,600	5.625%, 10/15/15, VRN (d)	Aa3/BBB+	2,473,128
2,700	United Overseas Bank Ltd., 5.375%, 9/3/19, VRN (d)	Aa2/A−	2,605,284
6,700	USB Capital IX, 6.189%, 4/15/11, VRN	A1/A+	6,626,742
2,900	Wells Fargo Capital X, 5.95%, 12/15/36	Aa2/AA−	2,621,594
			128,476,587

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Building/Construction–0.6%
$10,100	C8 Capital SPV Ltd., 6.64%, 12/31/14, VRN (d)	NR/BBB−	$9,644,955
	Computer Software–0.1%
2,300	Oracle Corp. & Ozark Holding, Inc., 5.00%, 1/15/11	A2/A	2,271,248
	Consumer Products–0.0%
500	American Greetings Corp., 7.375%, 6/1/16	Ba2/BB+	475,000
	Electronics–0.0%
500	Sanmina-SCI Corp., 8.125%, 3/1/16	B2/B−	445,000
	Energy–4.9%
2,900	DCP Midstream L.P., 5.375%, 10/15/15 (d)	Baa2/BBB+	2,783,858
30,900	El Paso Corp., 7.00%, 6/15/17	Ba3/BB−	29,833,394
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	Baa2/BBB	4,690,320
	Energy Transfer Partners L.P.,
2,100	6.125%, 2/15/17	Baa3/BBB−	2,023,722
2,600	6.625%, 10/15/36	Baa3/BBB−	2,462,099
	Kinder Morgan Energy Partners L.P.,
5,800	6.00%, 2/1/17	Baa2/BBB	5,675,022
1,500	6.50%, 2/1/37	Baa2/BBB	1,432,950
5,500	7.30%, 8/15/33	Baa1/BBB	5,740,185
3,200	Magellan Midstream Partners L.P., 6.40%, 5/1/37	Baa3/BBB	3,143,139
	Northwest Pipeline Corp.,
3,900	5.95%, 4/15/17 (d)	Ba1/BB+	3,685,500
1,700	7.00%, 6/15/16	Ba1/BB+	1,725,500
	NRG Energy, Inc.,
500	7.25%, 2/1/14	B1/B	483,750
1,100	7.375%, 2/1/16	B1/B	1,064,250
5,750	Pacific Energy Partners L.P., 6.25%, 9/15/15	Baa3/BBB−	5,626,323
550	Peabody Energy Corp., 7.375%, 11/1/16	Ba1/BB	540,375
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB−	2,571,722
515	System Energy Resources, Inc., 5.129%, 1/15/14 (d)	Baa3/BBB	504,403
	TECO Energy, Inc.,
2,000	6.75%, 5/1/15	Ba1/BB	1,985,244
2,400	7.00%, 5/1/12	Ba1/BB	2,439,734
2,050	7.50%, 6/15/10	Ba1/BB	2,116,291
1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	2,116,089
1,400	Xcel Energy, Inc., 6.50%, 7/1/36	Baa1/BBB−	1,446,256
			84,090,126
	Financial Services–14.5%
€4,300	Atlas Reinsurance PLC, 8.172%, 1/10/10, FRN (b)(d)(g)	NR/BB+	5,966,990
$11,000	Bear Stearns Cos., Inc., 5.76%, 7/19/10, FRN	A1/NR	10,970,905
900	C5 Capital SPV Ltd., 6.196%, 12/31/11, VRN (d)	B1/BBB−	886,460
9,900	C10 Capital SPV Ltd., 6.722%, 12/31/16, VRN (d)	B1/BBB−	9,353,540
3,950	Calabash Re Ltd., 16.55%, 1/8/10, FRN (b)(d)	NR/BB	4,112,720

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Financial Services (continued)
	Citigroup, Inc.,
$8,500	6.125%, 8/25/36	Aa2/AA−	$8,252,820
5,000	6.625%, 6/15/32	Aa2/AA−	5,199,060
1,000	East Lane Re Ltd., 12.355%, 5/6/11, FRN (b)(d)	NR/BB+	1,004,971
	Ford Motor Credit Co.,
4,500	5.80%, 1/12/09	B1/B	4,322,835
3,000	6.375%, 11/5/08	B1/B	2,939,337
1,550	7.25%, 10/25/11	B1/B	1,417,938
1,525	7.375%, 2/1/11	B1/B	1,426,220
14,775	7.80%, 6/1/12	B1/B	14,081,107
2,350	7.875%, 6/15/10	B1/B	2,248,663
2,500	Fund American Cos., Inc., 5.875%, 5/15/13	Baa2/BBB	2,449,090
€10,000	General Electric Capital Corp., 4.625%, 9/15/66, VRN (d)	Aa1/AA+	13,186,985
$85,000	General Motors Acceptance Corp., 6.00%, 12/15/11	Ba1/BB+	76,750,750
1,900	Goldman Sachs Group, Inc., 5.25%, 10/15/13	Aa3/AA−	1,841,643
2,400	JPMorgan Chase & Co., 6.625%, 3/15/12	Aa3/A+	2,510,446
8,800	JPMorgan Chase Capital XVIII, 6.95%, 8/17/36, Ser. R	Aa3/A	8,459,933
2,700	JPMorgan Chase Capital XX, 6.55%, 9/29/36, Ser. T	Aa3/A	2,480,555
2,000	Longpoint Re Ltd., 10.609%, 5/8/10, FRN (b)(d)(g)	NR/BB+	2,009,700
2,700	MBNA Capital, 6.156%, 2/1/27, Ser. B, FRN	Aa2/A+	2,698,466
	Mizuho Financial Group, Inc. (g),
¥100,000	1.317%, 11/24/49	NR/NR	850,928
¥100,000	1.883%, 12/31/49	NR/NR	858,244
	Morgan Stanley,
$500	5.30%, 3/1/13	Aa3/A+	491,284
2,800	5.375%, 10/15/15	Aa3/A+	2,708,488
3,850	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, VRN	A2/BBB	3,696,670
1,000	Mystic Re Ltd., 15.36%, 6/7/11, FRN (b)(d)(g)	NR/B+	1,003,150
	Pemex Project Funding Master Trust,
1,800	5.75%, 12/15/15	Baa1/BBB	1,753,850
2,300	7.375%, 12/15/14	Baa1/BBB	2,451,858
800	8.00%, 11/15/11	Baa1/BBB	863,600
7,950	9.25%, 3/30/18	Baa1/BBB	9,730,800
700	Preferred Term Securities XIII, 5.91%, 3/24/34, FRN (b)(d)(g)	Aaa/AAA	709,526
4,000	Rabobank Capital Funding II, 5.26%, 12/31/13, VRN (d)	Aa2/AA	3,855,088
4,200	Rabobank Capital Funding Trust, 5.254%, 10/21/16, UNIT, VRN (d)	Aa2/AA	3,941,284
11,400	RBS Capital Trust I, 5.512%, 9/30/14, VRN	Aa3/A	10,951,706
7,600	Residential Capital LLC, 6.46%, 5/22/09, FRN	Baa3/BBB−	7,229,591
4,100	UBS Preferred Funding Trust V, 6.243%, 5/15/16, Ser. 1, VRN	Aa2/AA−	4,139,610
2,460	UFJ Finance Aruba AEC, 6.75%, 7/15/13	A2/A−	2,560,791
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (d)	Baa2/BBB+	7,269,782
			249,637,384

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Food & Beverage–0.2%
$3,450	H.J. Heinz Co., 6.428%, 12/1/08 (d)	Baa2/BBB	$3,491,431
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB−	407,428
			3,898,859
	Healthcare & Hospitals–0.9%
	Boston Scientific Corp.,
2,600	5.45%, 6/15/14	Baa3/BBB	2,277,551
2,800	6.00%, 6/15/11	Baa3/BBB	2,703,316
650	Coventry Health Care, Inc., 5.875%, 1/15/12	Ba1/BBB	648,720
1,400	DaVita, Inc., 7.25%, 3/15/15	B2/B	1,333,500
	HCA, Inc.,
900	6.75%, 7/15/13	Caa1/B−	758,250
1,000	7.19%, 11/15/15	Caa1/B−	816,170
1,700	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,676,037
5,000	Humana, Inc., 6.45%, 6/1/16	Baa3/BBB	5,061,435
			15,274,979
	Hotels/Gaming–0.5%
2,000	Mandalay Resort Group, 6.50%, 7/31/09	Ba2/BB	1,980,000
	MGM Mirage, Inc.,
1,000	6.00%, 10/1/09	Ba2/BB	985,000
5,500	6.625%, 7/15/15	Ba2/BB	4,881,250
			7,846,250
	Insurance–2.9%
	American International Group, Inc.,
€7,800	4.875%, 3/15/67, VRN	Aa3/A+	9,932,492
$12,400	5.05%, 10/1/15	Aa2/AA	11,877,439
4,500	6.25%, 5/1/36	Aa2/AA	4,562,860
5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (d)	Aa2/AA	4,923,395
	Residential Reins Ltd., FRN (b)(d)(g),
14,300	11.36%, 6/7/10	NR/BB+	14,313,585
4,000	12.61%, 6/7/10	NR/BB	3,998,000
			49,607,771
	Metals & Mining–1.0%
2,100	Corp Nacional del Cobre de Chile, 6.15%, 10/24/36 (d)	Aa3/A	2,035,851
	Freeport-McMoRan Copper & Gold, Inc.,
500	8.25%, 4/1/15	Ba3/BB	525,000
1,700	8.375%, 4/1/17	Ba3/BB	1,789,250
6,800	8.564%, 4/1/15, FRN	Ba3/BB	7,021,000
	Vale Overseas Ltd.,
4,450	6.25%, 1/11/16	Baa3/BBB	4,433,571
2,200	6.25%, 1/23/17	Baa3/BBB	2,188,692
			17,993,364

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Multi-Media–3.5%
$1,530	British Sky Broadcasting PLC, 8.20%, 7/15/09	Baa2/BBB	$1,607,698
2,000	Clear Channel Communications, Inc., 4.25%, 5/15/09	Baa3/B+	1,891,962
1,000	Comcast Cable Communications, Inc., 7.125%, 6/15/13	Baa2/BBB+	1,058,439
	Comcast Corp.,
800	5.30%, 1/15/14	Baa2/BBB+	766,303
10,600	5.875%, 2/15/18	Baa2/BBB+	10,202,288
1,700	5.90%, 3/15/16	Baa2/BBB+	1,659,686
15,000	6.45%, 3/15/37	Baa2/BBB+	14,312,880
	COX Communications, Inc.,
1,100	6.45%, 12/1/36 (d)	Baa3/BBB−	1,047,870
3,000	7.75%, 11/1/10	Baa3/BBB−	3,183,945
	CSC Holdings, Inc.,
810	7.875%, 2/15/18	B2/B+	737,100
775	8.125%, 8/15/09, Ser. B	B2/B+	775,000
2,000	Echostar DBS Corp., 6.375%, 10/1/11	Ba3/BB−	1,925,000
	News America Holdings, Inc.,
100	5.30%, 12/15/14	Baa2/BBB	96,074
1,480	9.25%, 2/1/13	Baa2/BBB	1,715,792
	Rogers Cable, Inc.,
1,300	5.50%, 3/15/14	Baa3/BBB−	1,254,600
CAD 800	7.25%, 12/15/11	Baa3/BBB−	796,359
	Time Warner Cable, Inc. (d),
$6,940	5.85%, 5/1/17	Baa2/BBB+	6,705,053
8,390	6.55%, 5/1/37	Baa2/BBB+	8,039,206
1,600	Time Warner, Inc., 5.50%, 11/15/11	Baa2/BBB+	1,591,011
	Viacom, Inc.,
200	5.625%, 8/15/12	Baa3/BBB	196,858
400	6.625%, 5/15/11	Baa3/BBB	411,255
			59,974,379
	Oil & Gas–7.8%
4,600	Anadarko Finance Co., 6.75%, 5/1/11, Ser. B	Baa3/BBB−	4,772,790
	Anadarko Petroleum Corp.,
4,000	5.95%, 9/15/16	Baa3/BBB−	3,937,644
4,000	6.45%, 9/15/36	Baa3/BBB−	3,874,756
	Apache Corp.,
700	5.625%, 1/15/17	A3/A−	688,913
3,000	6.00%, 1/15/37	A3/A−	2,878,074
	Canadian Natural Resources Ltd.,
2,400	6.00%, 8/15/16	Baa2/BBB	2,395,140
4,500	6.50%, 2/15/37	Baa2/BBB	4,452,647
	Chesapeake Energy Corp.,
1,700	6.375%, 6/15/15	Ba2/BB	1,604,375
900	7.00%, 8/15/14	Ba2/BB	889,875
3,500	7.50%, 6/15/14	Ba2/BB	3,526,250
13,800	Citic Resources Finance Ltd., 6.75%, 5/15/14 (d)	Ba2/BB+	13,041,000

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Oil & Gas (continued)
$10,000	ConocoPhillips Canada Funding Co., 5.625%, 10/15/16	A1/A−	$9,865,120
5,000	Devon Energy Corp., 7.95%, 4/15/32	Baa2/BBB	5,867,605
	Devon Financing Corp.,
2,900	6.875%, 9/30/11	Baa2/BBB	3,053,285
1,900	7.875%, 9/30/31	Baa2/BBB	2,209,504
4,700	EnCana Corp., 6.50%, 8/15/34	Baa2/A−	4,771,459
2,675	Enterprise Products Operating L.P., 4.625%, 10/15/09, Ser. B	Baa3/BBB−	2,632,291
	Gazprom AG,
7,600	9.625%, 3/1/13	A3/BBB	8,746,916
4,500	9.625%, 3/1/13 (d)	A3/BBB	5,130,000
3,815	Gazprom International S.A., 7.201%, 2/1/20	NR/BBB+	3,911,538
700	Hess Corp., 7.875%, 10/1/29	Baa3/BBB−	800,822
1,418	Kern River Funding Corp., 4.893%, 4/30/18 (d)	A3/A−	1,374,334
	Pioneer Natural Resources Co.,
400	5.875%, 7/15/16	Ba1/BB+	344,400
1,900	6.875%, 5/1/18	Ba1/BB+	1,734,900
1,500	Plains Exploration & Production Co., 7.00%, 3/15/17	Ba3/BB−	1,346,250
3,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa3/NR	3,338,300
2,800	Salomon Brothers AG for OAO Siberian Oil Co., 10.75%, 1/15/09	Ba1/BB+	2,974,440
25	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB−	25,893
	Southern Natural Gas Co.,
4,400	5.90%, 4/1/17 (d)	Baa3/BB	4,272,814
400	8.00%, 3/1/32	Baa3/BB	447,256
9,250	Tesoro Corp., 6.50%, 6/1/17 (d)	Ba1/BB+	8,787,500
7,500	Valero Energy Corp., 3.50%, 4/1/09	Baa3/BBB	7,272,465
	Williams Cos., Inc.,
2,700	6.375%, 10/1/10 (d)	Ba2/BB	2,659,500
2,000	7.625%, 7/15/19	Ba2/BB	2,040,000
	XTO Energy, Inc.,
1,700	6.10%, 4/1/36	Baa2/BBB	1,602,483
3,850	6.25%, 4/15/13	Baa2/BBB	3,938,981
3,000	7.50%, 4/15/12	Baa2/BBB	3,226,572
			134,436,092
	Paper/Paper Products–0.6%
3,900	Abitibi-Consolidated, Inc., 8.55%, 8/1/10	B3/B	3,627,000
	Georgia-Pacific Corp.,
2,000	7.00%, 1/15/15 (d)	Ba3/B	1,850,000
2,600	7.125%, 1/15/17 (d)	Ba3/B	2,405,000
1,400	7.25%, 6/1/28	B2/B	1,239,000
1,000	7.375%, 12/1/25	B2/B	885,000
900	8.125%, 5/15/11	B2/B	911,250
			10,917,250

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Real Estate–0.2%
$2,750	Forest City Enterprises, Inc., 7.625%, 6/1/15	Ba3/BB−	$2,653,750
	Retail–0.3%
700	CVS Caremark Corp., 5.66%, 6/1/10, FRN	Baa2/BBB+	700,860
	JC Penney Corp., Inc.,
700	6.375%, 10/15/36	Baa3/BBB−	651,949
850	7.125%, 11/15/23	Baa3/BBB−	900,567
1,500	8.00%, 3/1/10	Baa3/BBB−	1,586,120
1,300	Yum! Brands, Inc., 6.25%, 4/15/16	Baa2/BBB	1,302,009
			5,141,505
	Telecommunications–2.3%
	AT&T Corp.,
2,352	7.30%, 11/15/11	A2/A	2,513,462
1,500	8.00%, 11/15/31	A2/A	1,793,340
100	British Telecommunications PLC, 8.625%, 12/15/10	Baa1/BBB+	109,697
2,500	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	2,792,050
	Deutsche Telekom International Finance BV,
2,500	8.00%, 6/15/10	A3/A−	2,672,232
€1,280	8.125%, 5/29/12	A3/A−	1,974,936
$2,700	Nextel Communications, Inc., 7.375%, 8/1/15, Ser. D	Baa3/BBB	2,621,217
	Qwest Communications International, Inc.,
6,950	7.25%, 2/15/11	Ba3/B+	6,776,250
5,000	7.50%, 2/15/14	Ba3/B+	4,825,000
2,000	Qwest Corp., 8.61%, 6/15/13, FRN	Ba1/BBB−	2,080,000
CAD 400	Rogers Wireless, Inc., 7.625%, 12/15/11	Baa3/BBB−	403,278
	Sprint Capital Corp.,
$1,350	6.125%, 11/15/08	Baa3/BBB	1,358,720
4,800	8.75%, 3/15/32	Baa3/BBB	5,288,808
3,500	Telefonica Emisones s.A.u., 5.984%, 6/20/11	Baa1/BBB+	3,519,772
900	Verizon New England, Inc., 6.50%, 9/15/11	Baa1/A	926,781
100	Vodafone Group PLC, 7.75%, 2/15/10	A3/A−	105,079
			39,760,622
	Tobacco–0.1%
1,400	Reynolds American, Inc., 7.75%, 6/1/18	Ba1/BBB	1,445,574
	Utilities–3.5%
2,700	Bruce Mansfield Unit, 6.85%, 6/1/34 (d)	Baa2/BBB	2,771,641
500	Cleveland Electric Illuminating Co., 6.86%, 10/1/08	Baa2/BBB	507,846
400	Columbus Southern Power Co., 5.50%, 3/1/13, Ser. C	A3/BBB	395,284
1,300	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa1/BBB+	1,366,728
	Consumers Energy Co.,
2,050	5.00%, 2/15/12	Baa2/BBB−	2,007,153
850	5.00%, 3/15/15	Baa2/BBB−	808,604
3,000	5.15%, 2/15/17	Baa2/BBB−	2,837,856
1,100	5.375%, 4/15/13, Ser. B	Baa2/BBB−	1,089,179
1,300	Dayton Power & Light Co., 5.125%, 10/1/13	A3/BBB+	1,268,160

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Utilities (continued)
$7,300	Dominion Resources, Inc., 5.60%, 11/15/16, Ser. A	Baa2/BBB	$7,099,265
1,600	Energy East Corp., 6.75%, 7/15/36	Baa2/BBB	1,662,282
2,000	Entergy Arkansas, Inc., 4.50%, 6/1/10	Baa1/A−	1,952,130
	Entergy Louisiana LLC,
3,300	4.67%, 6/1/10	Baa1/A−	3,235,534
94	8.09%, 1/2/17	Baa2/BBB−	96,901
200	Idaho Power Co., 6.60%, 3/2/11	A3/A−	208,829
7,100	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB−	7,188,750
1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,015,355
	Nevada Power Co.,
1,600	5.95%, 3/15/16, Ser. M	Ba1/BB+	1,561,357
3,000	6.50%, 5/15/18	Ba1/BB+	3,027,534
1,000	6.65%, 4/1/36	Ba1/BB+	974,314
	Ohio Edison Co.,
1,700	5.45%, 5/1/15	Baa2/BBB−	1,658,071
1,600	5.647%, 6/15/09 (d)	Baa2/BBB−	1,610,803
500	PSEG Power LLC, 7.75%, 4/15/11	Baa1/BBB	535,984
2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	Baa1/BBB	2,920,077
1,700	Sierra Pacific Power Co., 6.00%, 5/15/16, Ser. M (d)	Ba1/BB+	1,666,041
1,000	Tampa Electric Co., 6.875%, 6/15/12	Baa2/BBB−	1,051,530
4,500	Toledo Edison Co., 6.15%, 5/15/37	Baa3/BBB−	4,208,764
3,100	TXU Electric Delivery Co., 5.735%, 9/16/08, FRN (d)	Baa2/BBB−	3,102,244
2,100	TXU Energy Co. LLC, 5.86%, 9/16/08, FRN (d)	Baa2/BB	2,101,630
			59,929,846
	Waste Disposal–0.3%
4,800	Allied Waste North America, Inc., 6.50%, 11/15/10	B1/BB	4,716,000
500	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	505,908
			5,221,908
	Total Corporate Bonds & Notes (cost–$988,634,521)		957,546,849
U.S. GOVERNMENT AGENCY SECURITIES–39.8%
	Fannie Mae–34.6%
— (h)	4.00%, 2/25/09, CMO	Aaa/AAA	376
7,311	5.00%, 2/1/36, MBS	Aaa/AAA	6,878,616
138,000	5.00%, 8/1/37, MBS (e)	Aaa/AAA	129,439,722
13	5.50%, 10/1/32, MBS	Aaa/AAA	12,386
778	5.50%, 3/1/33, MBS	Aaa/AAA	755,215
55	5.50%, 5/1/33, MBS	Aaa/AAA	53,753
770	5.50%, 6/1/33, MBS	Aaa/AAA	747,579
1,310	5.50%, 8/1/33, MBS	Aaa/AAA	1,271,876
242	5.50%, 9/1/33, MBS	Aaa/AAA	235,041
13	5.50%, 2/1/34, MBS	Aaa/AAA	12,582
57	5.50%, 3/1/34, MBS	Aaa/AAA	55,398
66	5.50%, 5/1/34, MBS	Aaa/AAA	64,322
189	5.50%, 6/1/34, MBS	Aaa/AAA	182,834

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$2,052	5.50%, 9/1/34, MBS	Aaa/AAA	$1,989,407
621	5.50%, 10/1/34, MBS	Aaa/AAA	602,475
695	5.50%, 11/1/34, MBS	Aaa/AAA	673,633
55	5.50%, 1/1/35, MBS	Aaa/AAA	53,359
113	5.50%, 2/1/35, MBS	Aaa/AAA	109,178
683	5.50%, 3/1/35, MBS	Aaa/AAA	661,133
81	5.50%, 5/1/35, MBS	Aaa/AAA	78,247
27,911	5.50%, 6/1/35, MBS	Aaa/AAA	27,029,542
10,753	5.50%, 7/1/35, MBS	Aaa/AAA	10,413,150
13,490	5.50%, 8/1/37, MBS (e)	Aaa/AAA	13,028,386
409,000	5.50%, 9/1/37, MBS (e)	Aaa/AAA	394,876,821
9	5.543%, 8/25/18, CMO, FRN	Aaa/AAA	9,239
11	5.595%, 2/1/18, FRN, MBS	Aaa/AAA	11,178
3,301	5.62%, 2/1/34, FRN, MBS	Aaa/AAA	3,358,726
3,588	6.00%, 8/1/36, MBS	Aaa/AAA	3,558,197
484	6.00%, 10/1/36, MBS	Aaa/AAA	480,388
14	6.87%, 4/1/17, FRN, MBS	Aaa/AAA	14,447
			596,657,206
	Freddie Mac–0.1%
2,000	4.50%, 3/15/16, CMO	Aaa/AAA	1,963,157
13	5.625%, 12/1/18, FRN, MBS	Aaa/AAA	13,305
57	6.245%, 6/1/30, FRN, MBS	Aaa/AAA	57,564
			2,034,026
	Government National Mortgage Association–0.3%
3,388	3.75%, 6/20/34, FRN, MBS	Aaa/AAA	3,370,448
55	5.50%, 12/15/32, MBS	Aaa/AAA	54,083
39	5.50%, 1/15/33, MBS	Aaa/AAA	37,880
425	5.50%, 7/15/33, MBS	Aaa/AAA	415,406
111	5.50%, 9/15/33, MBS	Aaa/AAA	108,558
24	5.50%, 10/15/33, MBS	Aaa/AAA	23,234
63	5.50%, 11/15/33, MBS	Aaa/AAA	61,119
430	5.50%, 12/15/33, MBS	Aaa/AAA	419,682
69	5.50%, 1/15/34, MBS	Aaa/AAA	67,036
27	6.375%, 1/20/22, FRN, MBS	Aaa/AAA	27,568
24	7.50%, 1/15/31, MBS	Aaa/AAA	24,651
54	7.50%, 8/15/31, MBS	Aaa/AAA	56,427
			4,666,092
	Other Government Agencies–4.8%
	Small Business Administration Participation Certificates,
1,363	4.504%, 2/1/14	NR/NR	1,314,088
52,326	5.32%, 1/1/27	Aaa/AAA	51,620,396
29,465	5.70%, 8/1/26	NR/AAA	29,775,386
			82,709,870
	Total U.S. Government Agency Securities (cost–$687,406,093)		686,067,194

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value*
SENIOR LOANS (a)(b)(c)–8.2%
	Automotive–0.8%
$13,830	Ford Motor Corp., 8.36%, 11/29/13, Term B	$13,070,777
	Hertz Corp., Term. B,
111	5.36%, 12/21/12	107,963
243	7.08%, 12/21/12	236,145
36	7.09%, 12/21/12	35,170
340	7.11%, 12/21/12	342,013
		13,792,068
	Energy–0.7%
12,897	Kinder Morgan Energy Partners L.P., 6.82%, 5/24/14, Term B	12,300,485
	Entertainment–0.2%
2,985	MGM Studios, 8.61%, 4/8/12, Term B	2,827,503
	Financial Services–4.3%
43,600	Chrysler Financial Corp., 5.00%, 8/3/12	41,420,000
32,700	SLM Corp., 6/30/08 (e)(f)(g)	32,551,783
		73,971,783
	Healthcare & Hospitals–0.1%
1,990	HCA, Inc., 7.61%, 11/16/13, Term B	1,924,662
	Hotels/Gaming–0.4%
	Las Vegas Sands Corp.,
400	3.00%, 5/15/14, Term DD (e)	383,444
1,000	7.11%, 5/15/14	958,611
	MGM Mirage, Inc.,
3,600	6.495%, 10/3/11	3,543,750
1,200	6.505%, 10/3/11, Term A	1,181,250
1,200	6.531%, 10/3/11, Term AA	1,181,250
		7,248,305
	Multi-Media–0.1%
998	Metro-Goldwyn Mayer, Inc., 8.61%, 4/8/12, Term B1	944,905
	Oil & Gas–1.3%
22,000	OAO Rosneft Oil Co., 6.00%, 9/16/07 (e)(g)	22,061,936
	Paper/Paper Products–0.3%
5,910	Georgia-Pacific Corp., 7.11%, 12/20/12, Term B	5,598,667
	Total Senior Loans (cost–$142,623,398)	140,670,314
U.S. TREASURY BONDS & NOTES–3.1%
	U.S. Treasury Bonds & Notes,
4,000	3.625%, 7/15/09	3,930,004
12,000	6.00%, 2/15/26	13,411,884
31,100	6.25%, 8/15/23	35,276,637
	Total U.S. Treasury Bonds & Notes (cost–$52,946,427)	52,618,525

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES–2.4%
$3,000	Chase Commercial Mortgage Securities Corp., 6.275%, 2/12/16, CMO, VRN (d)	Aaa/NR	$3,076,047
20,021	Credit Suisse First Boston Mortgage Securities Corp., 6.25%, 12/18/35, CMO	Aaa/AAA	20,005,279
3,205	Downey Savings & Loan Assoc. Mortgage Loan Trust, 7.232%, 7/19/44, CMO, FRN	Aaa/AAA	3,242,470
7,277	Greenpoint Mortgage Funding Trust, 5.55%, 6/25/45, CMO, FRN	Aaa/AAA	7,290,689
35,887	Hilton Hotel Pool Trust, 0.869%, 10/3/15, CMO, IO, VRN (d)	Aaa/AA	715,110
2,232	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO, VRN (d)	B3/NR	1,701,391
617	PNC Mortgage Acceptance Corp., 7.61%, 2/15/10, CMO	Aaa/NR	639,321
5,078	Washington Mutual, Inc., 5.745%, 11/25/34, CMO, FRN	Aaa/AAA	5,097,218
	Total Mortgage-Backed Securities (cost–$42,195,994)		41,767,525
SOVEREIGN DEBT OBLIGATIONS–1.4%
	Brazil–0.5%
	Federal Republic of Brazil (g),
BRL7,650	10.25%, 1/10/28	Ba2/BB+	4,478,946
BRL6,300	12.50%, 1/5/22	Ba2/BB	4,025,398
			8,504,344
	Mexico–0.5%
	United Mexican States,
$3,238	6.75%, 9/27/34, Ser. A	Baa1/BBB	3,407,995
4,000	8.00%, 9/24/22, Ser. A	Baa1/BBB	4,744,000
			8,151,995
	Russia–0.4%
7,194	Russian Federation, 7.50%, 3/31/30, VRN	Baa2/BBB+	7,868,511
	Total Sovereign Debt Obligations (cost–$22,288,502)		24,524,850
CONVERTIBLE BONDS–1.1%
	Oil & Gas–1.1%
	Chesapeake Energy Corp.,
18,200	2.50%, 5/15/37	Ba2/BB	18,359,250
1,200	2.75%, 11/15/35	Ba2/BB	1,279,500
	Total Convertible Bonds (cost–$19,970,142)		19,638,750
MUNICIPAL BONDS–0.5%
	Michigan–0.5%
8,555	Detroit City School Dist., GO, 5.00%, 5/1/33, Ser. B (FGIC) (cost–$8,505,791)	Aaa/AAA	8,843,218

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
ASSET-BACKED SECURITIES–0.5%
$36	FC CBO, 5.760%, 6/3/09, FRN (d)	A2/AA	$36,453
	Green Tree Financial Corp.,
551	6.22%, 3/1/30	NR/BBB	551,542
6,594	6.53%, 2/1/31, VRN	NR/B−	6,135,822
1,971	Isles CBO Ltd., 6.097%, 10/27/10, FRN (d)(g)	Baa3/NR	1,943,790
	Keystone Owner Trust (d),
129	8.35%, 12/25/24	Ba2/NR	127,962
7	9.00%, 1/25/29	Ba2/NR	6,237
	Total Asset-Backed Securities (cost–$8,709,609)		8,801,806
Shares
PREFERRED STOCK–0.1%
	Financial Services–0.1%
56,000	Goldman Sachs Group, Inc., 6.107%, Ser. A (cost–$1,400,000)	A2/A	1,404,480
Principal Amount (000)
SHORT-TERM INVESTMENTS–12.0%
	U.S. Treasury Bills (i)–5.6%
$96,515	4.39%-4.73%, 8/30/07-9/13/07 (cost–$95,991,334)		95,991,334
	Corporate Notes–3.3%
	Consumer Products–0.0%
700	Clorox Co., 5.485%, 12/14/07, FRN	A3/A−	700,370
	Financial Services–2.2%
300	Citigroup, Inc., 3.50%, 2/1/08	Aa1/AA	297,448
25,605	Ford Motor Credit Co., 6.625%, 6/16/08	B1/B	25,441,589
1,600	Goldman Sachs Group, Inc., 4.125%, 1/15/08	Aa3/AA−	1,590,365
5,000	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	A1/BBB+	5,188,830
1,900	Natexis Ambs Co. LLC, 8.44%, 6/30/08, VRN (b)(d)	A1/A+	1,945,611
2,400	SB Treasury Co. LLC, 9.40%, 6/30/08, VRN (b)	A1/BBB+	2,479,956
1,000	Spinnaker Capital Ltd., 16.86%, 6/15/08, FRN (b)(d)(g)	B1/NR	1,000,900
			37,944,699
	Funeral Services–0.0%
400	Service Corp. International, 6.50%, 3/15/08	B1/BB−	401,682
	Multi-Media–0.4%
5,050	CSC Holdings, Inc., 7.875%, 12/15/07	B2/B+	5,062,625
1,075	Historic TW, Inc., 7.48%, 1/15/08	Baa2/BBB+	1,085,307
1,000	Lenfest Communications, Inc., 7.625%, 2/15/08	Baa2/BBB+	1,009,343
			7,157,275
	Oil & Gas–0.1%
2,000	Southern Natural Gas Co., 6.70%, 10/1/07	Baa3/BB	2,011,026

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Telecommunications–0.1%
€840	France Telecom S.A., 6.75%, 3/14/08	A3/A−	$1,163,949
$600	Verizon Global Funding Corp., 4.00%, 1/15/08	A3/A	596,313
			1,760,262
	Utilities–0.5%
1,000	Carolina Power & Light Co., 6.65%, 4/1/08, Ser. D	Baa1/BBB	1,007,670
1,500	Entergy Gulf States, Inc., 3.60%, 6/1/08	Baa3/BBB+	1,476,959
1,600	Ohio Edison Co., 4.00%, 5/1/08	Baa2/BBB−	1,583,899
900	System Energy Resources, Inc., 4.875%, 10/1/07	Baa3/BBB	898,656
3,200	TXU Corp., 6.375%, 1/1/08	Ba1/BB−	3,220,067
			8,187,251
	Total Corporate Notes (cost–$58,344,043)		58,162,565
	Repurchase Agreements–3.1%
48,000	Credit Suisse First Boston, dated 7/31/07, 5.05%, due 8/1/07, proceeds $48,006,733; collateralized by U.S. Treasury Notes, 6.50%, due 2/15/10, valued at $49,161,271 including accrued interest		48,000,000
4,901	State Street Bank & Trust Co., dated 7/31/07, 4.90%, due 8/1/07, proceeds $4,901,667; collateralized by Freddie Mac, 5.26%, due 1/25/08, valued at $5,003,687 including accrued interest		4,901,000
	Total Repurchase Agreements (cost–$52,901,000)		52,901,000
	Total Short-Term Investments (cost–$207,236,377)		207,054,899

Contracts/ Notional Amount (000)
OPTIONS PURCHASED (j)–1.1%
	Call Options–0.7%
	2-Year Interest Rate Swap (OTC), Pay 3-Month GBP-LIBOR Floating Rate Index,
£1,184,000,000	strike rate 5.30%, expires 3/14/08	550,408
	Japanese yen versus Euro (OTC),
€9,000,000	strike price $148.40, expires 6/03/10	610,574
€22,000,000	strike price $158.35, expires 6/04/08	798,251
	U.S. Dollar versus Australian Dollar (OTC),
AUD100,000,000	strike price $96.25, expires 1/23/08	3,220,281
	U.S. Dollar versus Euro (OTC),
€47,700,000	strike price $1.36, expires 5/21/08	1,901,984
€28,600,000	strike price $1.38, expires 5/21/10	1,641,183
€19,000,000	strike price $1.38, expires 6/03/10	1,096,816

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Contracts/ Notional Amount (000)		Value*
	Call Options (continued)
	U.S. Dollar versus Japanese Yen (OTC),
$10,200,000	strike price $104, expires 3/17/10	$643,742
5,000,000	strike price $105.20, expires 3/31/10	277,515
20,000,000	strike price $105.40, expires 3/31/10	1,090,120
	U.S. Treasury Bond Futures (CBOT),
111	strike price $118, expires 8/24/07	1,734
3,500	strike price $121, expires 8/24/07	54,688
	U.S. Treasury Notes 10 yr. Futures (CBOT),
560	strike price $110, expires 8/24/07	43,750
300	strike price $111.50, expires 8/24/07	4,688
155	strike price $112.50, expires 8/24/07	2,422
		11,938,156
	Put Options–0.4%
	Fannie Mae (OTC),
138,000,000	strike price $83, expires 9/06/07	276
5,000,000	strike price $87.31, expires 10/04/07	320
417,000,000	strike price $88.75, expires 8/07/07	42
	Financial Future Euro – 90 day (CME),
1,877	strike price $90.50, expires 9/17/07	5
7,370	strike price $91.50, expires 12/17/07	18
150	strike price $92.25, expires 6/16/08	—
3,500	strike price $92.75, expires 3/17/08	9
1,518	strike price $93, expires 3/17/08	4
7,500	strike price $93.25, expires 3/17/08	19
	Japanese yen versus Euro (OTC),
€9,000,000	strike price $148.40, expires 6/03/10	649,948
€22,000,000	strike price $158.35, expires 6/04/08	982,643
	U.S. Dollar versus Euro (OTC),
€47,700,000	strike price $1.36, expires 5/21/08	1,030,693
€28,600,000	strike price $1.38, expires 5/21/10	1,333,833
€19,000,000	strike price $1.38, expires 6/03/10	887,580
	U.S. Dollar versus Japanese Yen (OTC),
$10,200,000	strike price $104, expires 3/17/10	364,058
5,000,000	strike price $105.20, expires 3/31/10	195,825
20,000,000	strike price $105.40, expires 3/31/10	796,400
	U.S. Treasury Notes 10 yr. Futures (CBOT),
632	strike price $100, expires 8/24/07	9,875
		6,251,548
	Total Options Purchased (cost–$19,417,285)	18,189,704
	Total Investments before options written (cost–$2,201,334,139)–125.8%	2,167,128,114

Fixed Income SHares—Series C
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Contracts/ Notional Amount (000)			Value*
OPTIONS WRITTEN (j)–(0.0)%
	Call Options–(0.0)%
	10-Year Interest Rate Swap (OTC), Pay 3-Month GBP-LIBOR Floating Rate Index,
£296,000,000	strike rate 4.85%, expires 3/14/08		$(323,089)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
$560	strike price $107, expires 8/24/07		(472,500)
			(795,589)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
560	strike price $103, expires 8/24/07		(8,750)
85	strike price $104, expires 8/24/07		(1,328)
			(10,078)
	Total Options Written (premiums received–$5,476,829)		(805,667)
	Total Investments net of options written (cost–$2,195,857,310)	125.8%	2,166,322,447
	Liabilities in excess of other assets	(25.8)	(443,736,884)
	Net Assets	100.00%	$1,722,585,563

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Portfolio’s investments in senior floating rate loans (‘‘Senior Loans’’) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Private Placement — Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $140,670,314, representing 8.17% of net assets.
(b)	Illiquid security.
(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the ‘‘LIBOR’’ or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolio is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.
(d)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	When-issued or delayed-delivery security. To be settled/delivered after July 31, 2007.
(f)	Unsettled security, coupon rate undetermined at July 31, 2007.
(g)	Fair-valued security — Securities with an aggregate value of $111,022,667, representing 6.45% of net assets.
(h)	Principal amount less than $500.
(i)	All or partial amount segregated as collateral for futures contracts, options written, when-issued and/or delayed-delivery securities.
(j)	Non-income producing.

Glossary:

£ – British Pound

€ – Euro

¥ – Japanese Yen

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CBOT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

CMO – Collateralized Mortgage Obligation

FGIC – insured by Financial Guaranty Insurance Co.

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2007.

GBP – British Pound

GO – General Obligation Bond

IO – Interest Only

LIBOR – London Inter-bank Offered Rate

MBS – Mortgage-Backed Securities

MXN – Mexican Peso

NR – Not Rated

NZD – New Zealand Dollar

OTC – Over the Counter

UNIT – More than one class of securities traded together.

VRN – Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2007.

Other Investments:

(1) Futures contracts outstanding at July 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Euribor Futures	6,009	$51	12/17/07	$(50,275)
	Euro Bobl 5 yr. Futures	17,368	119	8/24/07	(96,475)
	Euro Bobl 5 yr. Futures	8,868	1,299,598	9/30/07	12,451,791
	Euro Bund 10 yr. Futures	640	49,393	9/30/07	548,524
	Financial Future British Pound – 90 day	23,560	2,900,528	3/19/08	(15,704,619)
	Financial Future British Pound – 90 day	16,318	1,973,672	6/18/08	(6,956,583)
	Financial Future British Pound – 90 day	4,335	1,033,288	9/18/08	(1,230,293)
	Financial Future British Pound – 90 day	2,550	607,881	12/18/08	(4,203,547)
	Financial Future Euro – 90 day	13,727	3,262,222	3/17/08	7,291,983
	Financial Future Euro – 90 day	7,442	1,770,173	6/16/08	4,774,146
	Financial Future Euro – 90 day	6,988	1,662,533	9/15/08	4,532,499
	Financial Future Euro – 90 day	2,518	598,938	12/15/08	1,613,399
	Financial Future Euro – 90 day	2,320	551,580	3/16/09	1,317,130
	Financial Future Euro – 90 day	2,020	479,902	6/15/09	(1,280,114)
Short:	Financial Future Canada – 10 yr.	(146)	(15,187)	9/30/07	(130,050)
	U.S. Treasury Bond Futures	(3,611)	(397,436)	9/19/07	(3,413,298)
	U.S. Treasury Notes 10 yr. Futures	(455)	(48,877)	9/19/07	(580,122)
					$(1,115,904)

(2) Transactions in options written for the nine months ended July 31, 2007:

	Contracts/Notional	Premiums
Options outstanding, October 31, 2006	64,001,880	$1,250,688
Options written	396,001,205	5,801,048
Options terminated in closing transactions	(164,001,880)	(1,574,907)
Options outstanding, July 31, 2007	296,001,205	$5,476,829

(3) Credit default swap agreements outstanding at July 31, 2007:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs
Anadarko Petroleum	$3,700	3/20/08	0.15%	$253
Autozone	2,400	6/20/12	(0.34)%	12,751
Centex	2,300	3/20/17	(0.849)%	254,648
Chesapeake Energy	1,500	3/20/14	1.32%	(119,304)
ConAgra Foods	1,500	6/20/12	(0.299)%	2,838
CSC Holdings	5,000	12/20/07	(0.55)%	55,226
Dow Jones CDX Index	37,800	6/20/12	0.35%	(694,867)
Dow Jones CDX Index	835,100	6/20/17	(0.60)%	25,899,025
Ford Motor Credit	15,000	12/20/07	0.81%	(57,396)
Ford Motor Credit	10,000	3/20/08	1.30%	(44,213)
International Paper	3,000	6/20/10	0.78%	45,140
Kohl’s	2,400	6/20/12	(0.22)%	18,132
Lehman Brothers	72,300	9/20/08	0.18%	(236,305)
Macy’s	300	6/20/12	(0.53)%	9,418
Morgan Stanley	59,900	9/20/08	0.17%	(263,252)
Morgan Stanley	5,600	9/20/12	0.90%	140

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Nordstrom	$2,200	6/20/11	(0.18)%	$4,339
Pulte Homes	10,000	6/20/12	(1.26)%	895,402
Pulte Homes	7,000	6/20/12	(1.17)%	652,287
Pulte Homes	2,300	3/20/17	(0.859)%	433,116
Southwest Airlines	2,000	6/20/11	(0.29)%	5,303
V.F. Corp.	2,400	6/20/12	(0.22)%	13,404
Weyerhaeuser	2,300	3/20/17	(1.018)%	61,994
Whirlpool	700	6/20/12	(0.63)%	(4,112)
Lehman Brothers
Bear Stearns	9,400	9/20/12	0.48%	(211,318)
Centex	4,000	6/20/12	(1.169)%	142,902
Chesapeake Energy	2,300	3/20/14	1.16%	(202,119)
Federal Republic of Brazil	4,400	7/20/13	2.02%	160,725
Ford Motor Credit	20,000	3/20/08	0.75%	(169,788)
GMAC	15,000	3/20/08	0.75%	(121,942)
GMAC	10,000	3/20/08	1.05%	(59,026)
GMAC	2,500	3/20/08	1.55%	(5,478)
Goldman Sachs	9,800	9/20/12	0.585%	(62,010)
International Paper	1,000	6/20/12	(0.45)%	3,192
LCDX Index	12,000	6/20/12	1.20%	(544,829)
Lennar	6,800	6/20/12	(1.09)%	230,645
Masco	9,600	6/20/12	(0.589)%	104,117
MeadWestvaco	1,000	6/20/12	(0.51)%	17,206
Merrill Lynch	6,500	9/20/12	0.585%	(41,108)
Nordstrom	600	6/20/12	(0.179)%	4,024
Pemex	8,000	3/20/09	0.34%	6,425
Proctor & Gamble	40,200	9/20/08	0.07%	16,855
Reynolds American	1,800	6/20/12	1.00%	(2,278)
Starwood Hotels & Resorts Worldwide	2,700	9/20/11	1.01%	(40,101)
Toll Brothers	5,500	6/20/12	(1.08)%	219,643
Toll Brothers	2,300	3/20/17	(1.20)%	206,111
United Mexican States	7,500	3/20/09	0.24%	6,053
United Mexican States	1,000	1/20/17	0.67%	859
Weyerhaeuser	700	6/20/12	(0.45)%	11,824
Merrill Lynch
Apache	4,500	6/20/10	0.39%	21,205
Canadian Natural Resources	1,800	3/20/10	0.32%	3,374
Centex	4,500	3/20/12	(0.45)%	269,399
Dow Jones CDX Index	20,400	6/20/12	2.105%	(1,251,229)
Ford Motor Credit	1,100	9/20/10	3.80%	9,171
General Electric	1,800	6/20/10	0.30%	1,305
JPMorgan Chase	3,000	9/20/12	0.39%	(21,191)
Lennar	4,700	3/20/12	(0.58)%	237,836
Pulte Homes	2,500	3/20/12	(0.45)%	286,300
Toll Brothers	3,900	3/20/12	(0.89)%	166,742
XTO Energy	1,300	3/20/10	0.38%	4,790
Morgan Stanley
Altria Group	2,500	12/20/10	0.95%	56,044
Bank of America	3,000	9/20/12	0.28%	(9,255)
Citigroup	3,000	9/20/12	0.28%	(9,255)
ConocoPhillips	4,700	3/20/11	0.23%	2,846
Darden Restaurants	2,500	6/20/12	(0.49)%	14,466

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Dow Jones CDX Index	$200,000	6/20/12	0.483%	$(7,369,893)
Dow Jones CDX Index	25,200	12/20/16	(0.65)%	795,449
Dow Jones CDX Index	486,000	6/20/17	(0.60)%	15,056,555
GMAC	3,000	3/20/08	0.60%	(27,729)
Glitnir Banki HF	20,000	6/20/12	(0.29)%	267,633
Inco	9,000	12/20/11	(0.50)%	(95,992)
International Paper	8,500	6/20/12	(0.32)%	78,049
LCDX Index	7,800	6/20/12	1.20%	(399,840)
Liz Claiborne	3,300	6/20/12	(0.48)%	31,824
MeadWestvaco	7,700	6/20/12	(0.54)%	119,937
Office Depot	2,400	6/20/12	(0.45)%	45,887
Republic of Indonesia	7,700	3/20/09	0.46%	(78,562)
Republic of Peru	7,700	3/20/09	0.32%	(12,885)
Russia Federation	8,000	3/20/09	0.31%	(12,358)
Time Warner	5,000	9/20/10	0.58%	48,589
Ukraine	7,700	3/20/09	0.66%	(22,108)
Vale Overseas	9,000	12/20/11	0.70%	(125,490)
Walt Disney	1,400	6/20/11	(0.18)%	89
Weyerhaeuser	4,500	6/20/12	(0.44)%	76,834
Whirlpool	2,300	3/20/17	(0.78)%	19,521
				$34,792,609

(4) Interest rate swap agreements outstanding at July 31, 2007:

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation (Depreciation)
			Payments Made by Portfolio	Payments Received by Portfolio
Goldman Sachs	$ 160,000	12/19/09	3-Month USD-LIBOR	5.00%	$823,312
Goldman Sachs	€ 1,523,400	12/15/11	5.00%	6-Month EUR-LIBOR	16,429,365
			5-Year French CPI Ex Tobacco
Goldman Sachs	5,900	3/30/12	Daily Reference Index	1.96%	(59,864)
Goldman Sachs	£6,400	12/15/35	4.00%	6-Month GBP-LIBOR	563,101
Lehman Brothers	$ 249,200	12/19/12	3-Month USD-LIBOR	5.00%	3,062,398
Lehman Brothers	176,500	12/19/14	5.00%	3-Month USD-LIBOR	(1,659,384)
Lehman Brothers	332,400	12/19/17	5.00%	3-Month USD-LIBOR	(5,875,696)
Lehman Brothers	£ 118,000	12/15/35	4.00%	6-Month GBP-LIBOR	10,788,944
Merrill Lynch	BRL 151,000	1/410	BRL-CDI-Compounded	12.948%	2,514,450
Merrill Lynch	MXN 750,000	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(1,049,228)
Merrill Lynch	$ 700	12/15/24	6.00%	3-Month USD-LIBOR	8,801
Merrill Lynch	CAD 9,200	6/15/27	3-Month Canadian Bank Bill	4.50%	(793,693)
Morgan Stanley	NZD 110,345	6/15/09	3-Month New Zealand Bank Bill	7.25%	(1,285,072)
Morgan Stanley	$ 283,100	6/20/09	3-Month USD-LIBOR	5.00%	(1,347,355)
Morgan Stanley	BRL 138,000	1/410	BRL-CDI-Compounded	12.78%	2,263,432
Morgan Stanley	€ 134,100	12/15/11	4.00%	6-Month EUR-LIBOR	(726,640)
Morgan Stanley	MXN 109,000	1/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(171,980)
Morgan Stanley	CAD161,400	6/20/17	5.50%	3-Month Canadian Bank Bill	(753,582)
Morgan Stanley	$ 17,500	6/20/22	3-Month USD-LIBOR	5.00%	(508,174)
Morgan Stanley	£ 85,200	12/15/35	4.00%	6-Month GBP-LIBOR	2,048,273
					$24,271,408

The Portfolio received $92,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5) Forward foreign currency contracts outstanding at July 31, 2007:

	U.S.$ Value Origination Date	U.S.$ Value July 31, 2007	Unrealized Appreciation (Depreciation)
Purchased:
205,471,203 Brazilian Real settling 10/2/07	$104,881,000	$108,822,649	$3,941,649
13,045,930 Brazilian Real settling 3/4/08	6,076,287	6,764,754	688,467
511,455,000 Chilean Peso settling 3/13/08	969,124	977,684	8,560
3,110,680 Indian Rupee settling 10/3/07	76,000	76,849	849
25,496,000 Indian Rupee settling 11/29/07	622,309	628,187	5,878
143,558,280 Indian Rupee settling 5/12/08	3,516,000	3,508,481	(7,519)
466,012,050 Indian Rupee settling 5/27/08	11,515,000	11,381,242	(133,758)
9,063,146,000 Japanese Yen settling 10/25/07	75,142,364	76,950,098	1,807,734
1,198,852,298 Mexican Peso settling 9/28/07	111,000,000	109,190,594	(1,809,406)
185,385,711 Mexican Peso settling 3/13/08	16,761,889	16,693,480	(68,409)
1,588,818 New Zealand Dollar settling 8/23/07	1,255,960	1,219,058	(36,902)
25,061,000 Norwegian Krone settling 9/6/07	4,182,619	4,306,866	124,247
15,987,838 Polish Zlotty settling 9/28/07	5,750,000	5,782,415	32,415
12,499,066 Polish Zlotty settling 3/13/08	4,325,834	4,524,210	198,376
141,421,804 Russian Ruble settling 9/19/07	5,437,761	5,544,138	106,377
3,376,458 Russian Ruble settling 11/2/07	127,174	132,539	5,365
170,468,800 Russian Ruble settling 12/10/07	6,551,784	6,693,140	141,356
86,346,250 Russian Ruble settling 1/11/08	3,350,000	3,390,920	40,920
2,133,959,554 Russian Ruble settling 7/10/08	84,401,529	83,784,709	(616,820)
1,245,000 Singapore Dollar settling 8/7/07	830,138	820,913	(9,225)
10,604,877 Singapore Dollar settling 9/21/07	7,069,256	7,016,410	(52,846)
5,094,241 Singapore Dollar settling 10/18/07	3,386,228	3,377,060	(9,168)
1,237,119 Singapore Dollar settling 2/20/08	831,224	826,983	(4,241)
2,596,750 South African Rand settling 3/13/08	359,820	353,861	(5,959)
108,905,000 South Korean Won settling 8/27/07	118,144	118,577	433
6,965,415,500 South Korean Won settling 9/21/07	7,519,975	7,590,617	70,642
197,700,000 South Korean Won settling 9/27/07	214,100	215,490	1,390
3,075,980,000 South Korean Won settling 10/18/07	3,354,029	3,355,132	1,103
1,313,303,400 South Korean Won settling 1/30/08	1,443,113	1,436,678	(6,435)
6,101,113 Taiwan Dollar settling 8/2/07	186,704	185,993	(711)
6,101,113 Taiwan Dollar settling 9/4/07	186,893	186,552	(341)
Sold:
642,000 Australian Dollar settling 8/9/07	551,596	549,907	1,689
43,332,000 British Pounds settling 8/9/07	86,510,388	88,041,568	(1,531,180)
1,479,000 Canadian Dollar settling 8/9/07	1,390,196	1,385,472	4,724
99,757,000 Euros settling 8/27/07	137,832,252	136,686,197	1,146,055
877,000 New Zealand Dollar settling 8/9/07	682,131	673,767	8,364
141,421,804 Russian Ruble settling 9/19/07	5,580,971	5,544,138	36,833
1,245,000 Singapore Dollar settling 8/7/07	824,738	820,913	3,825
6,101,113 Taiwan Dollar settling 8/2/07	186,293	185,993	300
			$4,084,631

(6) Short sales outstanding at July 31, 2007:

Swap Counterparty	Coupon	Maturity	Par	Proceeds	Value
Government National Mortgage Association, MBS	5.50%	5/1/37	$3,100,000	$2,994,891	$3,020,079

£ – British Pounds
€ – Euros
BRL – Brazilian Real
CAD – Canadian Dollars
LIBOR – London Inter-bank Offered Rate
MXN – Mexican Peso
NZD – New Zealand Dollar
TIIE – Inter-bank Equilibrium Interest Rate

Fixed Income SHares—Series H
Schedule of Investments
July 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
MUNICIPAL BONDS– 94.3%
	Alabama–3.3%
$100	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev., 5.50%, 1/1/43	NR/NR	$96,231
	Arizona–6.8%
100	Health Facs. Auth. Rev., Beatitudes Project, 5.20%, 10/1/37	NR/NR	95,317
100	Pima Cnty. Industrial Dev. Auth. Rev., 6.375%, 6/1/36	NR/NR	103,430
			198,747
	California–6.8%
	Statewide Community Dev. Auth. Rev., Ser A,
100	Baptist Univ., 5.50%, 11/1/38	NR/NR	101,344
100	Valleycare Health, 5.125%, 7/15/31	NR/NR	97,374
			198,718
	Colorado–6.8%
100	Health Facs. Auth. Rev., Volunteers of America, 5.25%, 7/1/27	NR/NR	97,583
100	Park Meadows Business Improvement Dist. Rev., 5.35%, 12/1/31	NR/NR	101,219
			198,802
	Florida–3.3%
100	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/37	NR/NR	97,761
	Illinois–3.4%
100	Finance Auth. Rev., Dekalb Supportive Living, 6.10%, 12/1/41	NR/NR	100,240
	Indiana–3.4%
100	Vigo Cnty. Hospital Auth. Rev., 5.70%, 9/1/37 (a)	NR/NR	100,604
	Iowa–3.4%
100	Finance Auth. Rev., 5.50%, 11/15/37	NR/NR	100,459
	Kansas–3.3%
100	Manhattan Rev., 5.125%, 5/15/42	NR/NR	96,000
	Maryland–3.3%
100	Health & Higher Educational Facs. Auth. Rev., 5.30%, 1/1/37	NR/NR	98,240
	Michigan–6.8%
100	Kalamazoo Economic Dev. Corp. Rev., 5.50%, 5/15/36	NR/NR	100,970
100	Meridian Economic Dev. Corp. Rev., 5.25%, 7/1/26	NR/NR	98,744
			199,714
	Minnesota–6.6%
100	Eveleth Rev., 5.20%, 10/1/27	NR/NR	96,802
100	St. Paul Housing & Redev. Auth. Rev., 5.375%, 5/1/43	NR/NR	97,435
			194,237
	Missouri–3.2%
100	Branson Regional Airport Transportation Dev. Dist. Rev., 6.00%, 7/1/25, Ser. B	NR/NR	97,848

Fixed Income SHares—Series H
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	New Jersey–3.6%
$100	Middlesex Cnty. Improvement Auth. Rev., 6.125%, 1/1/25, Ser. B	NR/NR	$104,599
	New Mexico–3.4%
100	Otero Cnty. Rev., 6.00%, 4/1/28	NR/NR	100,637
	Pennsylvania–6.6%
200	Allegheny Cnty. Hospital Dev. Auth. Rev., 5.375%, 11/15/40, Ser. A	Ba2/BB	194,696
	South Carolina–3.4%
100	Jobs Economic Dev. Auth. Rev., 5.50%, 5/1/28	NR/NR	99,635
	Tennessee–3.3%
100	Blount Cnty. Health & Educational Facs. Board Rev., 5.125%, 4/1/23, Ser. A	NR/NR	97,420
	Texas–3.4%
100	Maverick Cnty. Public Fac. Corp., 6.375%, 2/1/29, Ser. A-1	NR/NR	100,166
	Utah–6.9%
100	Spanish Fork City Rev., 5.55%, 11/15/21 (a)	NR/NR	101,644
100	Utah Cnty. Lincoln Academy Charter School, GO, 5.875%, 6/15/37, Ser. A (a)	NR/NR	100,400
			202,044
	Wisconsin–3.3%
100	Milwaukee Redev. Auth. Rev., 5.65%, 8/1/37, Ser. A	NR/NR	98,158
	Total Municipal Bonds (cost–$2,811,952)		2,774,956

Shares
EXCHANGE-TRADED FUNDS–5.0%
148	SSgA Tax Free Money Market Fund (cost–$148,000)		148,000

Principal Amount (000)
U.S. TREASURY BILLS (b)–0.4%
$10	4.52%, 9/13/07 (cost–$9,946)		9,946
	Total Investments (cost–$2,969,898)	99.7%	2,932,902
	Other assets less liabilities	0.3	9,873
	Net Assets	100.0%	$2,942,775

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	All or partial amount segregated as collateral for futures contracts.

Glossary:

GO – General Obligation Bond

Other Investments:

(1)	Futures contracts outstanding at July 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Depreciation
Short:	U.S. Treasury Bond Futures	(2)	$(220)	9/19/07	$(8,625)

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES–298.6%
	Fannie Mae–246.8%
$864	3.85%, 10/1/08	Aaa/AAA	$852,881
3,682	4.00%, 11/25/19, CMO	Aaa/AAA	3,327,525
6,981	4.008%, 1/1/34, FRN, MBS	Aaa/AAA	6,962,620
300	4.50%, 11/25/14, CMO	Aaa/AAA	296,345
1,938	4.50%, 7/1/21, MBS	Aaa/AAA	1,847,075
317	4.50%, 12/1/21, MBS	Aaa/AAA	301,651
597	4.50%, 1/1/22, MBS	Aaa/AAA	569,368
35	4.50%, 2/1/22, MBS	Aaa/AAA	33,151
8,104	4.50%, 4/1/22, MBS	Aaa/AAA	7,723,216
32,378	4.50%, 5/1/22, MBS	Aaa/AAA	30,854,319
1,226	4.50%, 6/1/22, MBS	Aaa/AAA	1,167,936
590	4.50%, 7/1/22, MBS (d)	Aaa/AAA	580,016
4,815	4.50%, 7/1/22, MBS	Aaa/AAA	4,588,952
26,022	4.50%, 1/25/25, CMO	Aaa/AAA	25,659,548
8,500	4.50%, 11/25/26, CMO	Aaa/AAA	7,577,120
604	4.528%, 12/1/34, FRN, MBS	Aaa/AAA	594,504
638	4.595%, 10/1/34, FRN, MBS	Aaa/AAA	627,161
93	4.779%, 9/1/32, FRN, MBS	Aaa/AAA	94,003
548	4.828%, 1/1/33, FRN, MBS	Aaa/AAA	546,411
1,436	4.835%, 1/1/33, FRN, MBS	Aaa/AAA	1,453,867
1,196	4.855%, 4/1/35, FRN, MBS	Aaa/AAA	1,182,072
5,529	4.905%, 11/1/35, FRN, MBS	Aaa/AAA	5,505,323
1,018	4.966%, 2/1/33, FRN, MBS	Aaa/AAA	1,006,932
2,107	5.00%, 9/25/14, CMO	Aaa/AAA	2,085,973
200	5.00%, 1/25/16, CMO	Aaa/AAA	198,138
2,383	5.00%, 1/1/19, MBS	Aaa/AAA	2,323,073
10,871	5.00%, 6/1/19, MBS	Aaa/AAA	10,576,847
2,952	5.00%, 7/1/19, MBS	Aaa/AAA	2,871,902
6,800	5.00%, 8/1/19, MBS	Aaa/AAA	6,616,318
8,153	5.00%, 9/1/19, MBS	Aaa/AAA	7,938,585
3,128	5.00%, 10/1/19, MBS	Aaa/AAA	3,043,149
3,142	5.00%, 11/1/19, MBS	Aaa/AAA	3,057,370
3,203	5.00%, 12/1/19, MBS	Aaa/AAA	3,116,361
6,186	5.00%, 1/1/20, MBS	Aaa/AAA	6,018,321
3,112	5.00%, 2/1/20, MBS	Aaa/AAA	3,022,100
282	5.00%, 3/1/20, MBS	Aaa/AAA	273,913
675	5.00%, 4/1/20, MBS	Aaa/AAA	655,563
2,187	5.00%, 5/1/20, MBS	Aaa/AAA	2,124,288
1,526	5.00%, 6/1/20, MBS	Aaa/AAA	1,481,900
27,416	5.00%, 7/1/20, MBS	Aaa/AAA	26,625,181
43,570	5.00%, 8/1/20, MBS	Aaa/AAA	42,312,401
24,780	5.00%, 9/1/20, MBS	Aaa/AAA	24,065,244

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value*
		Fannie Mae (continued)
$11,701		5.00%, 10/1/20, MBS	Aaa/AAA	$11,363,473
3,109		5.00%, 11/1/20, MBS	Aaa/AAA	3,018,886
331		5.00%, 12/1/20, MBS	Aaa/AAA	321,407
1,997		5.00%, 1/1/21, MBS	Aaa/AAA	1,939,583
4,156		5.00%, 2/1/21, MBS	Aaa/AAA	4,036,419
322		5.00%, 2/1/22, MBS	Aaa/AAA	312,098
339,500		5.00%, 8/1/22, MBS (c)	Aaa/AAA	329,155,775
—	(e)	5.00%, 11/1/33, MBS	Aaa/AAA	48
769		5.00%, 9/1/35, MBS	Aaa/AAA	723,688
262,899		5.00%, 10/1/35, MBS	Aaa/AAA	247,366,599
110,761		5.00%, 2/1/36, MBS (c)	Aaa/AAA	104,217,282
920		5.064%, 12/1/32, FRN, MBS	Aaa/AAA	935,985
3,922		5.20%, 4/1/28, MBS	Aaa/AAA	3,767,075
90		5.474%, 5/1/17, FRN, MBS	Aaa/AAA	90,364
81		5.486%, 6/1/20, FRN, MBS	Aaa/AAA	81,177
141		5.50%, 4/1/16, MBS	Aaa/AAA	139,890
26		5.50%, 1/1/17, MBS	Aaa/AAA	25,563
122		5.50%, 9/1/17, MBS	Aaa/AAA	121,054
59		5.50%, 10/1/17, MBS	Aaa/AAA	58,811
101		5.50%, 11/1/17, MBS	Aaa/AAA	99,945
33		5.50%, 1/1/18, MBS	Aaa/AAA	32,669
78		5.50%, 2/1/18, MBS	Aaa/AAA	77,650
166		5.50%, 4/1/18, MBS	Aaa/AAA	164,843
73		5.50%, 11/1/18, MBS	Aaa/AAA	72,497
140		5.50%, 12/1/18, MBS	Aaa/AAA	138,650
66		5.50%, 1/1/19, MBS	Aaa/AAA	65,499
40		5.50%, 4/1/19, MBS	Aaa/AAA	39,307
44		5.50%, 8/1/19, MBS	Aaa/AAA	43,128
88		5.50%, 9/1/19, MBS	Aaa/AAA	87,259
66		5.50%, 10/1/19, MBS	Aaa/AAA	65,007
29		5.50%, 3/1/20, MBS	Aaa/AAA	28,320
18		5.50%, 7/1/20, MBS	Aaa/AAA	17,320
82		5.50%, 10/1/20, MBS	Aaa/AAA	80,842
35		5.50%, 12/1/20, MBS	Aaa/AAA	34,248
2,828		5.50%, 1/1/21, MBS	Aaa/AAA	2,796,330
4,237		5.50%, 2/1/21, MBS	Aaa/AAA	4,186,117
1,697		5.50%, 3/1/21, MBS	Aaa/AAA	1,676,250
4,159		5.50%, 4/1/21, MBS	Aaa/AAA	4,108,509
6,560		5.50%, 5/1/21, MBS	Aaa/AAA	6,480,810
5,244		5.50%, 6/1/21, MBS	Aaa/AAA	5,181,023
2,410		5.50%, 7/1/21, MBS	Aaa/AAA	2,380,652
7,521		5.50%, 8/1/21, MBS	Aaa/AAA	7,430,935
45		5.50%, 9/1/21, MBS	Aaa/AAA	44,180

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$7,222	5.50%, 10/1/21, MBS	Aaa/AAA	$7,134,196
14,871	5.50%, 11/1/21, MBS	Aaa/AAA	14,691,531
70	5.50%, 12/1/21, MBS	Aaa/AAA	68,710
19,937	5.50%, 1/1/22, MBS	Aaa/AAA	19,696,276
3,842	5.50%, 2/1/22, MBS	Aaa/AAA	3,795,265
24,000	5.50%, 3/1/22, MBS	Aaa/AAA	23,708,132
20,290	5.50%, 5/1/22, MBS	Aaa/AAA	20,043,924
1,201	5.50%, 2/25/24, CMO	Aaa/AAA	1,186,522
1,029	5.50%, 10/1/32, MBS	Aaa/AAA	998,731
1,574	5.50%, 11/1/32, MBS	Aaa/AAA	1,528,462
129	5.50%, 12/1/32, MBS	Aaa/AAA	124,918
2,817	5.50%, 1/1/33, MBS	Aaa/AAA	2,734,748
3,018	5.50%, 2/1/33, MBS	Aaa/AAA	2,930,722
375	5.50%, 3/1/33, MBS	Aaa/AAA	364,414
209	5.50%, 4/1/33, MBS	Aaa/AAA	203,073
1,485	5.50%, 5/1/33, MBS	Aaa/AAA	1,441,335
956	5.50%, 6/1/33, MBS	Aaa/AAA	927,723
175	5.50%, 7/1/33, MBS	Aaa/AAA	170,100
555	5.50%, 8/1/33, MBS	Aaa/AAA	539,214
3,395	5.50%, 9/1/33, MBS	Aaa/AAA	3,295,540
61	5.50%, 10/1/33, MBS	Aaa/AAA	58,760
65	5.50%, 11/1/33, MBS	Aaa/AAA	63,269
4,034	5.50%, 12/1/33, MBS	Aaa/AAA	3,916,250
7,543	5.50%, 1/1/34, MBS	Aaa/AAA	7,322,853
342	5.50%, 2/1/34, MBS	Aaa/AAA	331,774
402	5.50%, 3/1/34, MBS	Aaa/AAA	390,028
22	5.50%, 4/1/34, MBS	Aaa/AAA	21,119
1,019	5.50%, 5/1/34, MBS	Aaa/AAA	987,960
505	5.50%, 1/1/35, MBS	Aaa/AAA	489,955
697	5.50%, 4/1/35, MBS	Aaa/AAA	675,180
681	5.50%, 5/1/35, MBS	Aaa/AAA	659,118
1,117	5.50%, 6/1/35, MBS	Aaa/AAA	1,081,766
741	5.50%, 7/1/35, MBS	Aaa/AAA	717,816
559	5.50%, 12/1/35, MBS	Aaa/AAA	540,918
9,701	5.50%, 1/1/36, MBS	Aaa/AAA	9,394,324
8,742	5.50%, 2/1/36, MBS	Aaa/AAA	8,450,663
13,983	5.50%, 3/1/36, MBS	Aaa/AAA	13,515,025
9,530	5.50%, 4/1/36, MBS	Aaa/AAA	9,227,579
3,919	5.50%, 6/1/36, MBS	Aaa/AAA	3,787,168
319	5.50%, 7/1/36, MBS	Aaa/AAA	308,425
1,752,300	5.50%, 8/1/37, MBS (c)	Aaa/AAA	1,692,338,046
930,700	5.50%, 9/1/37, MBS (c)	Aaa/AAA	898,561,998
129	5.552%, 1/1/18, FRN, MBS	Aaa/AAA	131,197

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$107	5.634%, 5/1/18, FRN, MBS	Aaa/AAA	$106,839
27	5.72%, 3/25/09, CMO, FRN	Aaa/AAA	26,978
122	5.794%, 8/25/21, CMO, FRN	Aaa/AAA	123,064
1,268	5.828%, 9/1/35, FRN, MBS	Aaa/AAA	1,297,113
11	6.00%, 3/25/31, CMO	Aaa/AAA	10,515
556	6.00%, 12/1/31, MBS	Aaa/AAA	554,978
20	6.00%, 1/1/33, MBS	Aaa/AAA	19,480
18	6.00%, 3/1/34, MBS	Aaa/AAA	17,846
33	6.00%, 7/1/34, MBS	Aaa/AAA	33,085
2	6.00%, 9/1/34, MBS	Aaa/AAA	2,228
641	6.00%, 10/1/34, MBS	Aaa/AAA	637,770
152	6.00%, 2/1/35, MBS	Aaa/AAA	151,388
129	6.00%, 5/1/35, MBS	Aaa/AAA	128,424
137	6.00%, 11/1/35, MBS	Aaa/AAA	135,888
881	6.00%, 12/1/35, MBS	Aaa/AAA	874,544
40,954	6.00%, 1/1/36, MBS	Aaa/AAA	40,630,644
7,642	6.00%, 2/1/36, MBS	Aaa/AAA	7,582,559
8,586	6.00%, 3/1/36, MBS	Aaa/AAA	8,514,733
2,447	6.00%, 5/1/36, MBS	Aaa/AAA	2,428,986
7,191	6.00%, 6/1/36, MBS	Aaa/AAA	7,131,106
6,451	6.00%, 7/1/36, MBS	Aaa/AAA	6,397,481
10,261	6.00%, 8/1/36, MBS	Aaa/AAA	10,174,905
1,134	6.00%, 9/1/36, MBS	Aaa/AAA	1,125,010
19,786	6.00%, 10/1/36, MBS	Aaa/AAA	19,621,060
654	6.00%, 11/1/36, MBS	Aaa/AAA	648,753
2,021	6.00%, 12/1/36, MBS	Aaa/AAA	2,003,706
2,192	6.00%, 1/1/37, MBS	Aaa/AAA	2,172,430
686	6.00%, 3/1/37, MBS	Aaa/AAA	679,673
281,000	6.00%, 8/1/37, MBS (c)	Aaa/AAA	278,409,461
188	6.144%, 12/25/08, CMO, FRN	Aaa/AAA	189,236
41	6.20%, 5/25/42, CMO, FRN	Aaa/AAA	42,313
43	6.206%, 3/25/41, CMO, FRN	Aaa/AAA	43,801
2	6.50%, 2/25/09, CMO	Aaa/AAA	1,521
4	6.50%, 4/1/24, MBS	Aaa/AAA	4,033
6	6.50%, 1/1/26, MBS	Aaa/AAA	5,826
300	6.50%, 7/18/27, CMO	Aaa/AAA	302,711
213	6.50%, 1/1/29, MBS	Aaa/AAA	217,074
200	6.50%, 2/1/32, MBS	Aaa/AAA	203,480
7	6.50%, 3/1/32, MBS	Aaa/AAA	6,857
188	6.50%, 10/1/33, MBS	Aaa/AAA	190,895
8,608	6.50%, 9/1/36, MBS	Aaa/AAA	8,697,592
96	6.50%, 10/1/36, MBS	Aaa/AAA	97,384
6,827	6.50%, 11/1/36, MBS	Aaa/AAA	6,898,065

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Fannie Mae (continued)
$4,047	6.50%, 12/1/36, MBS	Aaa/AAA	$4,088,990
2,129	6.50%, 2/1/37, MBS	Aaa/AAA	2,150,805
2,872	6.50%, 3/1/37, MBS	Aaa/AAA	2,901,814
122	6.50%, 5/1/37, MBS	Aaa/AAA	123,487
729	6.612%, 9/1/32, FRN, MBS	Aaa/AAA	734,720
444	6.701%, 5/1/34, FRN, MBS	Aaa/AAA	448,083
1,162	6.835%, 5/1/28, FRN, MBS	Aaa/AAA	1,177,568
2,118	6.846%, 1/1/20, FRN, MBS	Aaa/AAA	2,157,267
1,124	6.926%, 1/1/22, FRN, MBS	Aaa/AAA	1,146,267
858	6.996%, 5/1/33, FRN, MBS	Aaa/AAA	867,291
1	7.00%, 3/25/31, CMO	Aaa/AAA	1,232
133	7.01%, 8/1/22, MBS	Aaa/AAA	137,499
62	7.01%, 11/1/22, MBS	Aaa/AAA	64,079
85	7.147%, 10/1/32, FRN, MBS	Aaa/AAA	85,065
70	7.19%, 11/1/32, FRN, MBS	Aaa/AAA	71,095
183	7.345%, 9/1/27, FRN, MBS	Aaa/AAA	183,847
27	7.50%, 9/1/30, MBS	Aaa/AAA	28,724
27	7.50%, 12/1/30, MBS	Aaa/AAA	28,285
3	7.50%, 7/1/31, MBS	Aaa/AAA	2,884
60	7.50%, 8/1/31, MBS	Aaa/AAA	62,974
78	7.50%, 11/1/31, MBS	Aaa/AAA	81,956
12	7.925%, 2/1/25, FRN, MBS	Aaa/AAA	11,664
439	11.00%, 7/15/20, MBS	Aaa/AAA	498,836
			4,178,916,384
	Freddie Mac–32.8%
1,258	3.531%, 5/1/34, FRN, MBS	Aaa/AAA	1,225,220
4,785	3.60%, 12/5/08	Aaa/AAA	4,702,234
900	4.00%, 10/15/09	Aaa/AAA	881,844
135	4.00%, 12/15/17, CMO	Aaa/AAA	134,448
45	4.50%, 5/15/18, CMO	Aaa/AAA	42,284
13,624	4.943%, 6/1/35, FRN, MBS	Aaa/AAA	13,478,722
37,000	5.00%, 1/15/25, CMO	Aaa/AAA	34,771,790
12,000	5.00%, 2/15/25, CMO	Aaa/AAA	11,290,200
68	5.00%, 7/1/34, MBS	Aaa/AAA	64,420
51	5.00%, 4/1/35, MBS	Aaa/AAA	47,722
786	5.00%, 9/1/35, MBS	Aaa/AAA	739,403
44	5.00%, 12/1/35, MBS	Aaa/AAA	41,345
140,000	5.00%, 8/1/37, MBS (c)	Aaa/AAA	131,315,660
1,024	5.05%, 10/1/32, FRN, MBS	Aaa/AAA	1,044,412
103	5.081%, 8/1/32, FRN, MBS	Aaa/AAA	104,635
887	5.087%, 10/1/32, FRN, MBS	Aaa/AAA	884,095
65	5.498%, 7/1/32, FRN, MBS	Aaa/AAA	65,860
408	5.50%, 1/1/35, MBS	Aaa/AAA	395,693

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value*
		Freddie Mac (continued)
$925		5.50%, 6/1/35, MBS	Aaa/AAA	$896,663
344,000		5.50%, 8/1/37, MBS (c)	Aaa/AAA	332,336,336
9,633		5.72%, 8/15/32, CMO, FRN	Aaa/AAA	9,710,400
655		5.77%, 9/15/16, CMO, FRN	Aaa/AAA	659,680
174		5.77%, 8/15/29, CMO, FRN	Aaa/AAA	176,473
117		5.77%, 12/15/31, CMO, FRN	Aaa/AAA	118,048
29		5.82%, 9/15/30, CMO, FRN	Aaa/AAA	29,094
44		5.87%, 3/15/32, CMO, FRN	Aaa/AAA	44,265
612		5.92%, 5/15/29, CMO, FRN	Aaa/AAA	613,336
281		5.95%, 8/1/32, FRN, MBS	Aaa/AAA	282,366
160		6.00%, 8/15/16, CMO	Aaa/AAA	162,363
1,422		6.00%, 4/1/17, MBS	Aaa/AAA	1,433,030
151		6.00%, 5/1/17, MBS	Aaa/AAA	152,191
182		6.00%, 6/1/17, MBS	Aaa/AAA	183,426
369		6.00%, 7/1/17, MBS	Aaa/AAA	371,534
3,300		6.00%, 12/15/28, CMO	Aaa/AAA	3,304,780
111		6.025%, 3/15/20, CMO, FRN	Aaa/AAA	110,816
223		6.025%, 2/15/24, CMO, FRN	Aaa/AAA	223,587
23		6.075%, 10/15/19, CMO, FRN	Aaa/AAA	22,715
312		6.325%, 12/15/13, CMO, FRN	Aaa/AAA	317,750
248		6.50%, 8/15/16, CMO	Aaa/AAA	254,354
53		6.50%, 12/15/23, CMO	Aaa/AAA	53,941
186		6.525%, 9/15/22, CMO, FRN	Aaa/AAA	186,174
49		6.725%, 8/15/23, CMO, FRN	Aaa/AAA	50,751
36		7.00%, 4/1/29, MBS	Aaa/AAA	37,128
3		7.00%, 12/1/29, MBS	Aaa/AAA	2,639
—	(e)	7.00%, 1/1/30, MBS	Aaa/AAA	317
16		7.00%, 2/1/30, MBS	Aaa/AAA	16,640
38		7.00%, 3/1/30, MBS	Aaa/AAA	39,723
2		7.00%, 6/1/30, MBS	Aaa/AAA	2,384
116		7.099%, 8/1/29, FRN, MBS	Aaa/AAA	117,285
53		7.122%, 1/1/33, FRN, MBS	Aaa/AAA	53,397
398		7.161%, 2/1/33, FRN, MBS	Aaa/AAA	400,797
501		7.19%, 2/1/29, FRN, MBS	Aaa/AAA	506,601
247		7.209%, 4/1/32, FRN, MBS	Aaa/AAA	249,078
498		7.225%, 3/1/32, FRN, MBS	Aaa/AAA	504,237
200		7.301%, 1/1/32, FRN, MBS	Aaa/AAA	200,835
74		7.362%, 7/1/29, FRN, MBS	Aaa/AAA	74,633
293		7.50%, 8/15/30, CMO	Aaa/AAA	299,458
87		7.58%, 8/1/32, FRN, MBS	Aaa/AAA	87,447
				555,516,659

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Government National Mortgage Association–16.8%
$150	5.00%, 2/20/29, CMO	Aaa/AAA	$148,504
100	5.375%, 5/20/18, FRN, MBS	Aaa/AAA	100,787
81	5.375%, 4/20/19, FRN, MBS	Aaa/AAA	82,367
16	5.375%, 5/20/19, FRN, MBS	Aaa/AAA	16,216
22	5.375%, 6/20/21, FRN, MBS	Aaa/AAA	22,294
46	5.375%, 4/20/22, FRN, MBS	Aaa/AAA	46,956
26	5.375%, 5/20/22, FRN, MBS	Aaa/AAA	26,233
41	5.375%, 4/20/23, FRN, MBS	Aaa/AAA	41,575
216	5.375%, 4/20/24, FRN, MBS	Aaa/AAA	218,359
14	5.375%, 5/20/24, FRN, MBS	Aaa/AAA	14,329
6	5.375%, 4/20/25, FRN, MBS	Aaa/AAA	5,738
16	5.375%, 5/20/25, FRN, MBS	Aaa/AAA	15,875
33	5.375%, 6/20/25, FRN, MBS	Aaa/AAA	33,954
22	5.375%, 6/20/26, FRN, MBS	Aaa/AAA	22,453
28	5.375%, 4/20/27, FRN, MBS	Aaa/AAA	28,086
40	5.375%, 6/20/27, FRN, MBS	Aaa/AAA	40,849
52	5.375%, 4/20/28, FRN, MBS	Aaa/AAA	53,141
39	5.375%, 4/20/29, FRN, MBS	Aaa/AAA	39,515
88	5.375%, 6/20/29, FRN, MBS	Aaa/AAA	88,606
46	5.375%, 5/20/30, FRN, MBS	Aaa/AAA	46,653
62	5.375%, 5/20/32, FRN, MBS	Aaa/AAA	62,938
93	5.375%, 6/20/32, FRN, MBS	Aaa/AAA	94,072
97	5.50%, 8/20/28, FRN, MBS	Aaa/AAA	98,036
432	5.50%, 6/15/29, MBS	Aaa/AAA	422,095
56	5.50%, 7/20/29, FRN, MBS	Aaa/AAA	57,018
294	5.50%, 12/15/32, MBS	Aaa/AAA	287,320
1,602	5.50%, 1/15/34, MBS	Aaa/AAA	1,564,007
1,166	5.50%, 3/15/34, MBS	Aaa/AAA	1,138,158
32	5.50%, 4/15/34, MBS	Aaa/AAA	30,869
1,564	5.50%, 12/15/34, MBS	Aaa/AAA	1,526,931
314	5.50%, 2/15/35, MBS	Aaa/AAA	306,057
2,102	5.50%, 3/15/35, MBS	Aaa/AAA	2,050,560
1,378	5.50%, 6/15/35, MBS	Aaa/AAA	1,344,787
300	5.50%, 7/15/35, MBS	Aaa/AAA	292,494
617	5.50%, 8/15/35, MBS	Aaa/AAA	601,736
6,666	5.50%, 9/15/35, MBS	Aaa/AAA	6,503,282
16,178	5.50%, 10/15/35, MBS	Aaa/AAA	15,782,855
2,789	5.50%, 11/15/35, MBS	Aaa/AAA	2,721,126
1,499	5.50%, 12/15/35, MBS	Aaa/AAA	1,462,626
2,363	5.50%, 1/15/36, MBS	Aaa/AAA	2,303,007
1,803	5.50%, 2/15/36, MBS	Aaa/AAA	1,757,665
5,989	5.50%, 3/15/36, MBS	Aaa/AAA	5,837,670
1,083	5.50%, 4/15/36, MBS	Aaa/AAA	1,055,363

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Government National Mortgage Association (continued)
$372	5.50%, 5/15/36, MBS	Aaa/AAA	$362,972
163,000	5.50%, 8/1/37, MBS (c)	Aaa/AAA	158,797,697
60	5.67%, 6/20/32, CMO, FRN	Aaa/AAA	60,163
13	5.75%, 8/20/17, FRN, MBS	Aaa/AAA	13,514
14	5.75%, 7/20/20, FRN, MBS	Aaa/AAA	13,884
8	5.75%, 7/20/21, FRN, MBS	Aaa/AAA	7,795
15	5.75%, 8/20/21, FRN, MBS	Aaa/AAA	15,386
25	5.75%, 9/20/21, FRN, MBS	Aaa/AAA	24,795
1,825	5.75%, 8/20/23, FRN, MBS	Aaa/AAA	1,844,028
83	5.75%, 8/20/25, FRN, MBS	Aaa/AAA	84,111
19	5.75%, 9/20/25, FRN, MBS	Aaa/AAA	19,180
13	5.75%, 8/20/26, FRN, MBS	Aaa/AAA	12,908
10	5.75%, 7/20/27, FRN, MBS	Aaa/AAA	10,450
14	5.75%, 9/20/27, FRN, MBS	Aaa/AAA	14,013
24	5.75%, 3/20/30, FRN, MBS	Aaa/AAA	24,355
89	5.875%, 6/20/22, FRN, MBS	Aaa/AAA	89,844
1,668	5.875%, 10/20/27, CMO, FRN	Aaa/AAA	1,681,562
8	6.00%, 4/15/29, MBS	Aaa/AAA	8,266
49,524	6.00%, 7/20/32, CMO	Aaa/AAA	49,401,057
65	6.00%, 3/15/33, MBS	Aaa/AAA	65,283
637	6.00%, 6/15/36, MBS	Aaa/AAA	636,330
813	6.00%, 7/15/36, MBS	Aaa/AAA	812,407
333	6.00%, 10/15/36, MBS	Aaa/AAA	332,858
4,274	6.00%, 4/15/37, MBS	Aaa/AAA	4,268,377
5,766	6.00%, 5/15/37, MBS	Aaa/AAA	5,759,485
9,090	6.00%, 6/15/37, MBS	Aaa/AAA	9,079,035
152	6.125%, 11/20/23, FRN, MBS	Aaa/AAA	153,227
16	6.125%, 10/20/25, FRN, MBS	Aaa/AAA	16,367
11	6.125%, 11/20/25, FRN, MBS	Aaa/AAA	11,122
13	6.125%, 10/20/26, FRN, MBS	Aaa/AAA	13,403
30	6.125%, 10/20/27, FRN, MBS	Aaa/AAA	30,283
680	6.25%, 1/20/28, FRN, MBS	Aaa/AAA	685,974
70	6.25%, 2/20/28, FRN, MBS	Aaa/AAA	70,342
189	6.25%, 1/20/30, FRN, MBS	Aaa/AAA	190,715
371	6.375%, 3/20/17, FRN, MBS	Aaa/AAA	373,814
12	6.375%, 1/20/18, FRN, MBS	Aaa/AAA	11,766
7	6.375%, 8/20/18, FRN, MBS	Aaa/AAA	7,098
44	6.375%, 1/20/22, FRN, MBS	Aaa/AAA	43,983
855	6.375%, 2/20/22, FRN, MBS	Aaa/AAA	865,040
38	6.375%, 2/20/23, FRN, MBS	Aaa/AAA	38,324
39	6.375%, 3/20/23, FRN, MBS	Aaa/AAA	39,607
17	6.375%, 1/20/26, FRN, MBS	Aaa/AAA	17,418
10	6.375%, 1/20/27, FRN, MBS	Aaa/AAA	10,487

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Government National Mortgage Association (continued)
$110	6.375%, 2/20/27, FRN, MBS	Aaa/AAA	$110,924
42	6.375%, 2/20/28, FRN, MBS	Aaa/AAA	42,128
108	6.375%, 3/20/28, FRN, MBS	Aaa/AAA	108,860
4	6.50%, 5/15/23, MBS	Aaa/AAA	3,668
2	6.50%, 8/15/23, MBS	Aaa/AAA	2,503
1	6.50%, 12/15/23, MBS	Aaa/AAA	655
73	6.50%, 3/20/31, FRN, MBS	Aaa/AAA	73,574
84	6.50%, 3/20/32, FRN, MBS	Aaa/AAA	84,574
			284,838,773
	Other Government Agencies–2.2%
35,621	Small Business Administration Participation Certificates, 5.23%, 3/1/27	Aaa/AAA	35,105,671
2,050	Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	NR/NR	2,116,242
			37,221,913
	Total U.S. Government Agency Securities (cost–$5,056,159,260)		5,056,493,729
MORTGAGE-BACKED SECURITIES–11.4%
6,347	Adjustable Rate Mortgage Trust, 4.582%, 5/25/35, CMO, VRN	Aaa/AAA	6,266,715
3,726	Banc of America Funding Corp., 4.614%, 2/20/36, CMO, FRN	NR/AAA	3,689,501
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
468	4.623%, 1/25/34	Aaa/AAA	470,586
133	4.650%, 1/25/35	Aaa/AAA	131,055
639	4.970%, 2/25/34	Aaa/AAA	635,248
	Bear Stearns Alt-A Trust, CMO, VRN,
315	5.383%, 5/25/35	Aaa/AAA	315,288
7,950	5.509%, 6/25/34	Aaa/AA+	7,967,916
57	Bear Stearns Mortgage Securities, Inc., 6.647%, 3/25/31, CMO, VRN	Aaa/NR	56,268
11,112	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (b)	Aaa/NR	11,115,259
1,676	Citigroup Mortgage Loan Trust, Inc., 4.70%, 12/25/35, CMO, FRN	Aaa/AAA	1,645,959
3,505	Commercial Capital Access One, Inc., 7.692%, 11/15/28, CMO, VRN (b)	NR/NR	3,544,137
	Commercial Mortgage, pass through certificates, CMO (b),
7,000	5.362%, 2/5/19	NR/AAA	6,967,857
2,000	5.665%, 2/5/19, VRN	NR/AA	2,003,868
	Countrywide Alternative Loan Trust, CMO, FRN,
9,089	5.54%, 5/25/35	Aaa/AAA	9,093,799
6,658	5.58%, 12/25/35	Aaa/AAA	6,658,497

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO, FRN,
$80	5.59%, 2/25/35	Aaa/AAA	$80,541
2,535	5.63%, 3/25/35	Aaa/AAA	2,539,459
3,475	5.64%, 3/25/35	Aaa/AAA	3,484,630
1,845	5.71%, 2/25/35	Aaa/AAA	1,844,983
1,067	6.270%, 4/25/35 (d)	Aaa/AAA	1,069,521
48	Credit Suisse First Boston Mortgage Securities Corp.,
	5.953%, 3/25/32, CMO, FRN (b)	Aaa/AAA	48,439
11,227	First Horizon Asset Securities, Inc., 5.72%, 11/25/33, CMO, FRN	NR/AAA	11,228,836
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO (b)	NR/BBB	856,354
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (b)	NR/AAA	1,555,152
814	GSR Mortgage Loan Trust, 4.594%, 4/25/35, CMO, VRN Harborview Mortgage Loan Trust, CMO, FRN,	Aaa/AAA	815,940
7,675	5.51%, 2/19/46	Aaa/AAA	7,666,775
6,629	5.54%, 5/19/35	Aaa/AAA	6,637,659
35,887	Hilton Hotel Pool Trust, 1.00%, 10/3/15, CMO, IO, VRN (b)	Aaa/AA	715,110
1,978	Indymac Index Mortgage Loan Trust, 5.60%, 3/25/35, CMO, FRN	Aaa/AAA	1,984,973
2,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	6.465%, 11/15/35, CMO	NR/AAA	2,060,260
4,010	JPMorgan Mortgage Trust, 4.347%, 9/25/34, CMO, FRN	Aaa/AAA	3,993,925
16	LB-UBS Commercial Mortgage Trust, 3.17%, 12/15/26, CMO	Aaa/AAA	15,739
100	MASTR Adjustable Rate Mortgage Trust, 3.786%, 11/21/34, CMO, FRN	Aaa/AAA	97,536
	MASTR Reperforming Loan Trust, CMO,
4,042	7.00%, 5/25/35 (b)	Aaa/AAA	4,109,032
6,159	7.50%, 7/25/35	Aaa/AAA	6,378,763
3,578	8.00%, 7/25/35	Aaa/AAA	3,718,398
499	Mellon Residential Funding Corp., 5.81%, 10/20/29, CMO, FRN	NR/AAA	502,011
	MLCC Mortgage Investors, Inc., CMO, FRN,
220	5.70%, 3/15/25	Aaa/AAA	220,043
637	5.893%, 7/25/29	Aaa/AAA	638,999
968	Morgan Stanley Dean Witter Capital I, 4.60%, 3/25/33, CMO, FRN	Aaa/AAA	981,600
80	Residential Asset Securitization Trust, 5.82%, 3/25/33, CMO, FRN	Aaa/AAA	80,366
10,050	Residential Funding Mortgage Sec I, 4.745%, 3/25/35, CMO, VRN	Aaa/AAA	10,091,620
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
537	5.060%, 10/25/34, VRN	Aaa/AAA	536,079
72	5.45%, 1/25/36, VRN	Aaa/AAA	71,932
1,691	5.81%, 6/25/34, FRN	Aaa/AAA	1,692,677
2,004	6.227%, 5/25/35, FRN (d)	Aaa/AAA	2,018,920

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
$17,303	5.50%, 6/25/36	Aaa/AAA	17,332,265
8,314	5.54%, 5/25/36	Aaa/AAA	8,328,254
1,125	5.67%, 3/19/33	Aaa/AAA	1,127,132
602	5.67%, 3/19/34	Aaa/AAA	603,113
2,192	5.69%, 12/19/33	Aaa/AAA	2,189,742
	Structured Asset Securities Corp., CMO, FRN,
482	5.047%, 2/25/34	Aaa/AAA	479,573
12	6.848%, 5/25/32	Aaa/AAA	12,168
	Washington Mutual, Inc., CMO, FRN,
42	5.59%, 12/25/45	Aaa/AAA	42,353
1,457	5.64%, 1/25/45	Aaa/AAA	1,459,566
1,270	5.745%, 11/25/34	Aaa/AAA	1,274,305
7,569	5.765%, 10/25/44	Aaa/AAA	7,589,494
	Wells Fargo Mortgage Backed Securities Trust, CMO,
12,200	4.319%, 7/25/35, FRN	Aaa/AAA	12,046,556
1,382	4.558%, 1/25/35, FRN	Aaa/AAA	1,369,870
750	4.665%, 8/25/34, FRN	Aaa/AAA	728,938
608	5.00%, 6/25/18	Aaa/AAA	585,318
	Total Mortgage-Backed Securities (cost–$193,908,872)		193,466,872
CORPORATE BONDS & NOTES–9.1%
	Banking–1.7%
30,000	Bank of America NA, 5.30%, 3/15/17	Aa1/AA	28,559,460
	Energy–1.1%
19,100	Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	Baa2/BBB	19,156,594
	Financial Services–1.3%
£ 10,800	Citigroup Capital XVIII, 6.829%, 6/28/67, VRN	Aa2/A+	21,851,427
	Insurance–2.0%
$34,900	Progressive Corp., 6.70%, 6/15/37, VRN	A2/A−	33,514,575
	Oil & Gas–1.0%
17,000	Valero Energy Corp., 6.625%, 6/15/37	Baa2/BBB	16,975,707
	Tobacco–1.0%
	RJ Reynolds Tobacco Holdings, Inc.,
7,800	6.75%, 6/15/17	Ba1/BBB	7,824,835
9,700	7.25%, 6/15/37	Ba1/BBB	9,895,242
			17,720,077
	Transportation–0.8%
	Burlington Northern Santa Fe Corp.,
10,000	5.65%, 5/1/17	Baa1/BBB	9,639,610
3,700	6.15%, 5/1/37	Baa1/BBB	3,518,215
			13,157,825

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Utilities–0.2%
$4,000	Pacific Gas & Electric Co., 5.80%, 3/1/37	Baa1/BBB	$3,757,904
	Total Corporate Bonds & Notes (cost–$157,444,271)		154,693,569
ASSET-BACKED SECURITIES–4.5%
1,913	Aames Mortgage Investment Trust, 5.72%, 10/25/35, FRN	NR/AAA	1,911,455
1,430	ACE Securities Corp., 5.39%, 12/25/35, FRN	Aaa/AAA	1,430,244
101	Amortizing Residential Collateral Trust, 5.59%, 6/25/32, FRN	NR/AAA	100,759
1,880	Bayview Financial Asset Trust, 5.72%, 12/25/39, FRN (b)	Aaa/NR	1,878,104
6,018	Bear Stearns Asset Backed Securities, Inc., 5.91%, 6/15/43, FRN	Aaa/AAA	6,037,878
72	Cendant Mortgage Corp., 6.00%, 7/25/43, VRN (b)	NR/NR	72,699
800	Community Program Loan Trust, 4.50%, 4/1/29	NR/AAA	752,644
126	Conseco Recreational Enthusiast Consumer Trust, 5.55%, 8/15/25	Aa2/AA−	125,960
	Countrywide Asset-Backed Certificates, FRN,
9,945	5.41%, 1/25/46	Aaa/AAA	9,921,885
553	5.79%, 11/25/33 (b)	Aaa/AAA	546,975
1,827	5.80%, 12/25/31	Aaa/AAA	1,827,417
1,251	Credit-Based Asset Servicing & Securitization, 5.77%, 11/25/33, FRN	Aaa/AAA	1,251,725
724	Credit Suisse First Boston Mortgage Securities Corp.,
	5.57%, 1/25/43, FRN (b)	Aaa/AAA	724,648
2,488	Denver Arena Trust, 6.94%, 11/15/19 (b)	NR/NR	2,447,123
68	EMC Mortgage Loan Trust, 5.69%, 5/25/40, FRN (b)	Aaa/AAA	67,779
	First Franklin Mortgage Loan Asset Backed Certificates, FRN,
723	5.70%, 10/25/34	Aaa/AAA	723,194
5,730	5.72%, 4/25/35	Aa1/AA+	5,637,887
17	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/AA+	16,597
62	Fremont Home Loan Owner Trust, 6.11%, 12/25/29, FRN	Aaa/AAA	62,300
	Green Tree Financial Corp.,
6,246	6.18%, 4/1/30	Ba3/NR	6,217,037
5,157	6.81%, 12/1/27, VRN	Ba1/BBB	5,290,515
1,521	6.87%, 4/1/30, VRN	Ba3/NR	1,557,125
1,000	7.06%, 2/1/31, VRN	NR/B−	870,262
1,047	7.40%, 6/15/27	A2/AA	1,084,157
447	7.55%, 1/15/29, VRN	NR/A+	465,593
789	Home Equity Asset Trust, 5.40%, 5/25/36, FRN (b)	Aaa/AAA	788,687
2,655	Long Beach Mortgage Loan Trust, 6.745%, 3/25/32, FRN	Aa2/NR	2,528,241
500	Madison Avenue Manufactured Housing Contract, 6.77%, 3/25/32, FRN	Baa1/A+	493,351
2,545	Mesa Trust Asset Backed Certificates, 5.72%, 12/25/31, FRN (b)(d)	NR/AAA	2,591,346

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$1,732	Mid-State Trust, 6.005%, 8/15/37	Aaa/AAA	$1,745,528
	Residential Asset Mortgage Products, Inc.,
5,000	5.634%, 1/25/34	Aaa/AAA	4,925,163
2,000	5.90%, 7/25/34	Aaa/AAA	1,928,609
	Residential Asset Securities Corp.,
3,000	5.75%, 3/25/35, FRN	Aa2/AA	2,945,958
382	7.14%, 4/25/32, VRN	Ba1/A	158,699
3,041	SACO I, Inc., 5.70%, 11/25/35, FRN	Aaa/AAA	2,953,154
2,807	USAA Auto Owner Trust, 5.31%, 3/16/09	Aaa/AAA	2,806,603
957	Wachovia Auto Owner Trust, 2.91%, 4/20/09	Aaa/AAA	953,577
	Total Asset-Backed Securities (cost–$76,818,093)		75,840,878
MUNICIPAL BONDS–0.3%
	California–0.3%
5,000	Los Angeles Department of Water & Power Rev.,
	5.00%, 7/1/30, Ser. A (cost–$4,939,209)	Aa3/AA−	5,141,350
U.S. TREASURY BONDS & NOTES–0.3%
	U.S. Treasury Bonds & Notes (c),
3,100	4.625%, 11/15/16	Aaa/AAA	3,063,190
1,900	5.125%, 5/15/16	Aaa/AAA	1,945,720
	Total U.S. Treasury Bonds & Notes (cost–$4,927,809)		5,008,910
SHORT-TERM INVESTMENTS–3.8%
	U.S. Treasury Bills (f)–1.5%
25,225	4.39%-4.79%, 8/30/07-9/13/07 (cost–$25,091,133)	Aaa/AAA	25,091,133
	U.S. Government Agency Discount Notes–0.8%
13,600	Federal Home Loan Bank Discount Notes, zero coupon, 8/1/07 (cost–$13,600,000)	Aaa/AAA	13,600,000
	Corporate Notes–0.0%
	Banking–0.0%
¥ 60,000	Rabobank Nederland, 0.20%, 6/20/08 (cost–$504,966)	Aaa/AAA	500,875
	U.S. Government Agency Securities–0.0%
$46	Freddie Mac, 6.00%, 7/1/08, MBS (cost–$45,984)	Aaa/AAA	45,930
	Asset-Backed Securities–0.0%
2,000	NPF XII, Inc., 4.825%, 11/1/03, FRN (a)(b)(h) (cost–$1,609,423)	NR/NR	—
	Repurchase Agreements–1.5%
21,000	Credit Suisse First Boston, dated 7/31/07, 5.05%, due 8/1/07, proceeds $21,002,946; collateralized by U.S. Treasury Note, 4.625%, due 10/31/11, valued at $21,535,820 including accrued interest		21,000,000

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value*
$4,392	State Street Bank & Trust Co., dated 7/31/07, 4.90%, due 8/1/07, proceeds $4,392,598; collateralized by Federal Home Loan Bank, 5.50%, due 3/19/10, valued at $4,482,500 including accrued interest	$4,392,000
	Total Repurchase Agreements (cost–$25,392,000)	25,392,000
	Total Short-Term Investments (cost–$66,243,506)	64,629,938

Contracts/ Notional Amount (000)
OPTIONS PURCHASED (g)–0.2%
	Call Options–0.1%
	U.S. Dollar versus Japanese Yen (OTC) (a),
13,600,000	strike price $104, expires 3/17/10	858,323
20,000,000	strike price $104, expires 3/17/10	1,260,560
	U.S. Treasury Bond Futures (CBOT),
492	strike price $118, expires 8/24/07	7,688
	U.S. Treasury Notes 10 yr. Futures (CBOT),
17	strike price $112, expires 8/24/07	266
3,021	strike price $112.50, expires 8/24/07	47,203
	U.S. Treasury Notes 5 yr. Futures (CBOT),
1,345	strike price $109, expires 8/24/07	42,031
4,775	strike price $110.50, expires 8/24/07	90,128
2,000	strike price $111, expires 8/24/07	37,750
		2,343,949
	Put Options–0.1%
	Fannie Mae (OTC) (a),
291,000,000	strike price $86, expires 9/11/07	29
211,000,000	strike price $86.50, expires 9/06/07	21
250,000,000	strike price $87.03, expires 10/04/07	16,500
195,000,000	strike price $87.31, expires 10/04/07	12,480
183,000,000	strike price $88.75, expires 8/07/07	18
573,000,000	strike price $89.50, expires 9/06/07	573
281,000,000	strike price $89.50, expires 10/04/07	18,827
658,000,000	strike price $90, expires 9/06/07	1,316
60,000,000	strike price $92.25, expires 9/06/07	6
	Financial Future Euro–90 day (CME),
282	strike price $90.50, expires 9/17/07	1
6,400	strike price $91.25, expires 12/17/07	16
12,344	strike price $92, expires 3/17/08	31
700	strike price $92, expires 12/17/07	2
2,500	strike price $92.75, expires 3/17/08	6
1,228	strike price $93, expires 3/17/08	3

Fixed Income SHares—Series M
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Contracts/ Notional Amount (000)			Value*
	Put Options (continued)
	U.S. Dollar versus Japanese Yen (OTC) (a),
$13,600,000	strike price $104, expires 3/17/10		$485,411
20,000,000	strike price $104, expires 3/17/10		679,700
			1,214,940
	Total Options Purchased (cost–$3,621,868)		3,558,889
	Total Investments (cost–$5,564,062,888)	328.2%	5,558,834,135
	Liabilities in excess of other assets	(228.2)	(3,865,211,574)
	Net Assets	100.0%	$1,693,622,561

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are market to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Illiquid security.
(b)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Delayed-delivery security. To be settled/delivered after July 31, 2007.
(d)	Fair-valued security — Securities with an aggregate value of $6,259,803, representing 0.11% of total investments.
(e)	Principal amount is less than $500.
(f)	All or partial amount segregated as collateral for futures contracts or swaps.
(g)	Non-income producing.
(h)	Security in default.

Glossary:

£ – British Pound
¥ – Japanese Yen
CBOT – Chicago Board of Trade
CME – Chicago Mercantile Exchange
CMO – Collateralized Mortgage Obligation
FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2007.
IO – Interest Only
MBS – Mortgage-Backed Securitiesl /NR – Not Rated
OTC – Over the Counter
VRN – Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2007.

Other Investments:

(1) Futures contracts outstanding at July 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	975	$231,709	3/17/08	$704,275
	Financial Future Euro – 90 day	743	176,732	6/16/08	335,011
	Financial Future Euro – 90 day	743	176,769	9/15/08	301,673
	Financial Future Euro – 90 day	261	62,082	12/15/08	86,396
	Financial Future Euro – 90 day	250	59,438	3/16/09	55,310
	U.S. Treasury Bond Futures	492	54,151	9/19/07	461,250
Short:	U.S. Treasury Notes 10 yr. Futures	(3,078)	(330,645)	9/19/07	(3,850,359)
	U.S. Treasury Notes 5 yr. Futures	(9,593)	(1,011,762)	9/28/07	(2,173,854)
					$(4,080,298)

(2) Credit default swap agreements outstanding at July 31, 2007:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid)by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs
MeadWestvaco	$2,900	6/20/12	(0.519)%	$48,753
Lehman Brothers
International Paper	3,400	6/20/12	(0.46)%	10,772
Weyerhaeuser	3,400	6/20/12	(0.47)%	54,445
Merrill Lynch
Dow Jones CDX Index	1,300	6/20/12	0.825%	(11,134)
Dow Jones CDX Index	66,100	6/20/12	3.614%	42,464
				$145,300

(3) Interest rate swap agreements outstanding at July 31, 2007:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by the Portfolio	Payments Received by the Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs	$1,184,100	12/21/16	5.00%	3-Month USD-LIBOR	$24,755,869
Goldman Sachs	90,000	12/15/35	3-Month USD-LIBOR	5.00%	(3,581,955)
Lehman Brothers	1,088,500	12/19/12	3-Month USD-LIBOR	5.00%	13,362,805
Lehman Brothers	65,000	12/19/14	5.00%	3-Month USD-LIBOR	(611,105)
Morgan Stanley	75,000	6/20/09	5.00%	3-Month USD-LIBOR	50,947
Morgan Stanley	42,800	12/21/16	5.00%	3-Month USD-LIBOR	903,927
Morgan Stanley	827,000	12/19/17	5.00%	3-Month USD-LIBOR	(16,166,422)
Morgan Stanley	241,700	12/19/37	3-Month USD-LIBOR	5.00%	7,810,318
					$26,524,384

LIBOR — London Inter-bank Offered Rate

The Fund received $25,225,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(4) Forward foreign currency contracts outstanding at July 31, 2007:

	U.S.$ Value Origination Date	U.S.$ Value July 31, 2007	Unrealized Appreciation (Depreciation)
Purchased:
955,584,000 Japanese Yen settling 10/25/07	$7,922,728	$8,113,329	$190,601
Sold:
10,800,000 British Pounds settling 8/9/07	21,561,714	21,943,343	(381,629)
593,917,000 Japanese Yen settling 8/30/07	5,010,173	5,008,931	1,242
			$(189,786)

(5) Short sales outstanding at July 31, 2007:

Type	Coupon	Maturity	Par	Proceeds	Value
Fannie Mae	5.00%	8/1/37	$23,000,000	$21,483,438	$21,573,287
Government National Mortgage Association	6.00%	8/1/37	19,500,000	19,317,188	19,472,583
					$41,045,870

Fixed Income SHares—Series R
Schedule of Investments
July 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
U.S. TREASURY BONDS & NOTES–125.6%
	U.S. Treasury Bonds & Notes,
$500	4.50%, 2/28/11 (c)		$499,063
300	4.625%, 2/15/17 (c)		296,227
600	5.375%, 2/15/31 (c)		633,610
100	6.625%, 2/15/27		119,976
	U.S. Treasury Inflation Indexed Bonds & Notes (e),
11,931	0.875%, 4/15/10 (c)		11,370,480
1,960	1.625%, 1/15/15		1,846,605
16,301	1.875%, 7/15/13		15,792,688
12,185	1.875%, 7/15/15		11,682,603
20,322	2.00%, 1/15/26		18,954,936
8,186	2.375%, 4/15/11 (c)		8,140,139
10,103	2.375%, 1/15/17		10,024,480
28,897	2.375%, 1/15/25		28,565,143
11,969	3.50%, 1/15/11 (c)		12,363,503
11,441	3.625%, 4/15/28		13,657,114
1,581	3.875%, 4/15/29		1,967,943
14,734	4.25%, 1/15/10 (c)		15,301,479
	Total U.S. Treasury Bonds & Notes (cost–$153,884,801)		151,215,989
U.S. GOVERNMENT AGENCY SECURITIES–51.9%
	Fannie Mae, MBS,
600	5.50%, 8/1/37 (c)	Aaa/AAA	579,469
5,400	5.50%, 9/1/37 (c)	Aaa/AAA	5,207,625
57	6.00%, 8/1/36	Aaa/AAA	56,264
568	6.00%, 9/1/36	Aaa/AAA	562,769
55,400	6.00%, 8/1/37 (c)	Aaa/AAA	54,889,267
35	6.229%, 10/1/44, FRN	Aaa/AAA	35,591
1,100	Freddie Mac, 5.55%, 2/15/19, CMO, FRN (d)	Aaa/AAA	1,100,346
	Total U.S. Government Agency Securities (cost–$62,092,654)		62,431,331
CORPORATE BONDS & NOTES–4.1%
	Banking–0.7%
600	Bank of America NA, 5.36%, 2/27/09, FRN	Aaa/AA+	600,464
200	Unicredit Luxembourg Finance S.A., 5.41%, 10/24/08, FRN (b)	A1/A+	200,126
			800,590
	Financial Services–2.7%
600	Citigroup, Inc., 5.39%, 12/28/09, FRN	Aa1/AA	599,860
100	C10 Capital SPV Ltd., 6.722%, 12/31/16, VRN (b)	B1/BBB−	94,480
800	Ford Motor Credit Co., 7.875%, 6/15/10	B1/B	765,503
100	General Electric Capital Corp., 5.40%, 12/12/08, FRN	Aaa/AAA	100,127
700	General Motors Acceptance Corp., 6.875%, 9/15/11	Ba1/BB+	651,496

Fixed Income SHares—Series R
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Financial Services (continued)
$350	Longpoint Re Ltd., 10.609%, 5/8/10, FRN (a)(b)(d)	NR/BB+	$351,698
300	Mystic Re Ltd., 15.36%, 6/7/11, FRN (a)(b)(d)	NR/B+	300,945
100	Rabobank Nederland, 5.38%, 1/15/09, FRN (b)	Aaa/AAA	100,071
300	Wachovia Bank N.A., 5.43%, 12/2/10, FRN	Aa1/AA	300,220
			3,264,400
	Insurance–0.2%
300	Residential Reins Ltd., 12.61%, 6/7/10, FRN (a)(b)(d)	NR/BB	299,850
	Telecommunications–0.5%
600	BellSouth Corp., 4.24%, 4/26/21 (b)	A2/A	595,259
	Total Corporate Bonds & Notes (cost–$4,960,629)		4,960,099
SOVEREIGN DEBT OBLIGATIONS (e)–0.4%
	United Kingdom–0.4%
£100	United Kingdom Gilt Inflation Linked, 2.50%, 5/20/09 (cost–$500,698)	Aaa/AAA	526,748
CONVERTIBLE BONDS–0.4%
	Oil & Gas–0.4%
$500	Chesapeake Energy Corp., 2.50%, 5/15/37 (cost–$507,235)	Ba2/BB	504,375
MORTGAGE-BACKED SECURITIES–0.4%
61	Countrywide Home Loan Mortgage Pass-Through Trust, 5.66%, 6/25/35, CMO, FRN (b)	Aaa/AAA	61,082
304	GSR Mortgage Loan Trust, 4.538%, 9/25/35, CMO, FRN	NR/AAA	300,198
91	Lehman XS Trust, 5.40%, 7/25/46, CMO, FRN	Aaa/AAA	91,161
	Total Mortgage-Backed Securities (cost–$454,287)		452,441
MUNICIPAL BONDS–0.1%
	New York–0.1%
100	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 4.75%, 6/15/38, Ser. D (cost–$100,931)	Aa2/AA+	100,282
ASSET-BACKED SECURITIES–0.0%
9	Merrill Lynch Mortgage Investors, Inc., 5.40%, 1/25/37, FRN (cost–$9,008)	Aaa/AAA	9,008
SHORT-TERM INVESTMENTS–7.3%
	U.S. Treasury Bills (f)–1.4%
1,680	4.39%-4.75%, 8/30/07-9/13/07 (cost–$1,671,163)		1,671,164

Fixed Income SHares—Series R
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Corporate Notes–1.3%
	Banking–1.1%
$1,300	Abbey National Treasury Services PLC, 5.27%, 7/2/08, FRN	Aa2/AA	$1,300,556
	Multi-Media–0.2%
300	CSC Holdings, Inc., 7.875%, 12/15/07, Ser. B	B2/B+	300,750
	Total Corporate Notes (cost–$1,601,468)		1,601,306
	Commercial Paper–1.0%
	Banking–0%
600	Royal Bank of Scotland PLC, 5.265%, 3/26/08 (d)	NR/NR	599,976
600	Societe Generale, 5.27%, 3/26/08 (d)	NR/NR	600,032
	Total Commercial Paper (cost–$1,199,768)		1,200,008
	U.S. Government Agency Discount Notes–0.2%
200	Federal Home Loan Bank Discount Notes, 5.09%, 8/1/07 (cost–$200,000)	Aaa/AAA	200,000
	U.S. Treasury Notes (e)–0.1%
129	U.S. Treasury Inflation Indexed Notes, 3.625%, 1/15/08 (cost–$129,296)		128,310
	Repurchase Agreements–3.3%
1,000	Credit Suisse First Boston, dated 7/31/07, 5.05%, due 8/1/07, proceeds $1,000,140; collateralized by U.S. Treasury Note, 2.625%, due 3/15/09, valued at $1,025,317 including accrued interest		1,000,000
3,008	State Street Bank & Trust Co., dated 7/31/07, 4.90%, due 8/1/07, proceeds $3,008,409; collateralized by Freddie Mac, 5.26%, due 1/25/08, valued at $3,071,126 including accrued interest		3,008,000
	Total Repurchase Agreements (cost–$4,008,000)		4,008,000
	Total Short-Term Investments (cost–$8,809,695)		8,808,788
Contracts/ Notional Amount (000)
OPTIONS PURCHASED (g)–0.1%
	Call Options–0.1%
	Financial Future Euro–90 day (CME),
53	strike price $97.50, expires 12/17/07		—
63	strike price $99, expires 3/17/08		—
	U.S. Dollar versus Euro (OTC) (a),
€500,000	strike price $1.35, expires 6/26/08		22,178
€600,000	strike price $1.39, expires 7/8/10		30,929
	U.S. Treasury Bond Futures (CBOT),
$133	strike price $118, expires 8/24/07		2,078
			55,185

Fixed Income SHares—Series R
Schedule of Investments
July 31, 2007 (unaudited) (continued)

Contracts Notional Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Put Options–0.0%
	Fannie Mae (OTC) (a),
$1,600,000	strike price $90, expires 9/6/07		$3
54,600,000	strike price $92.50, expires 9/6/07		55
	U.S. Dollar versus Euro (OTC) (a),
€ 500,000	strike price $1.35, expires 6/26/08		10,769
€ 600,000	strike price $1.39, expires 7/8/10		32,630
	U.S. Treasury Notes 5 yr. Futures (CBOT),
$34	strike price $102, expires 8/24/07		531
	U.S. Treasury Notes 10 yr. Futures (CBOT),
507	strike price $101, expires 8/24/07		7,922
			51,910
	Total Options Purchased (cost–$115,018)		107,095
	Total Investments before options written (cost–$231,434,956)–190.3%		229,116,156
OPTIONS WRITTEN (g)–(0.2)%
	Call Options–(0.2)%
	U.S. Treasury Bond Futures (CBOT),
12	strike price $109, expires 8/24/07		(18,188)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
126	strike price $106, expires 8/24/07		(194,906)
13	strike price $109, expires 8/24/07		(2,234)
			(215,328)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
126	strike price $103, expires 8/24/07		(1,969)
	Total Options Written (premiums received–$73,689)		(217,297)
	Total Investments net of options written (cost–$231,361,267)	190.1%	228,898,859
	Liabilities in excess of other assets	(90.1)	(108,477,430)
	Net Assets	100.0%	$120,421,429

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Illiquid security.
(b)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery security. To be settled/delivered after July 31, 2007.
(d)	Fair-valued security — Securities with an aggregate market value of $3,252,847 representing 2.70% of net assets.
(e)	Inflationary Bonds — Principal amount of security is adjusted for inflation.
(f)	All or partial amount segregated as collateral for futures contracts and/or options written.
(g)	Non-income producing.

Glossary:

£ – British Pound
€ – Euro
CBOT – Chicago Board of Trade
CME – Chicago Mercantile Exchange
CMO – Collateralized Mortgage Obligation
FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2007.
NR – Not Rated
OTC – Over the Counter
VRN – Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2007.

Other Investments:

(1) Futures contracts outstanding at July 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Euro Bund 10 yr. Futures	1	$327	9/15/08	$200
	Euro Bund 10 yr. Futures	1	327	12/16/08	132
	Euro Bund 10 yr. Futures	1	327	3/16/09	165
	Euro Bund 10 yr. Futures	1	327	6/15/09	199
	Financial Future British Pound – 90 day	288	16,683	3/19/08	(100,553)
	Financial Future British Pound – 90 day	238	30,745	6/18/08	(167,402)
	Financial Future Euro – 90 day	27	6,422	12/15/08	25,650
	Financial Future Euro – 90 day	143	33,998	3/16/09	119,563
	Financial Future Euro – 90 day	57	13,542	6/15/09	52,362
	Japanese Government Bond	4	4,473	9/10/07	44,704
	U.S. Treasury Notes 10 yr. Futures	359	38,564	9/19/07	246,205
Short:	Canadian Dollar 10 yr. Futures	(6)	(624)	9/19/07	(5,004)
	Financial Future Euro – 90 day	(29)	(6,881)	12/17/07	42,412
	Financial Future Euro – 90 day	(29)	(6,892)	3/17/08	35,162
	Financial Future Euro – 90 day	(59)	(14,034)	6/16/08	30,763
	Financial Future Euro – 90 day	(2)	(476)	9/15/08	120
	U.S. Treasury Bond Futures	(133)	(14,638)	9/19/07	(105,984)
					$218,694

(2) Transactions in options written for the nine months ended July 31, 2007:

	Contracts	Premiums
Options outstanding, October 31, 2006	62	$29,714
Options written	301	84,775
Options terminated in closing transactions	(86)	(40,800)
Options outstanding, July 31, 2007	277	$73,689

(3) Credit default swap agreements outstanding at July 31, 2007:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs
Ford Motor Credit	$500	9/20/07	2.30%	$1,683
GMAC	300	6/20/11	3.40%	(1,226)
GMAC	100	9/20/12	3.05%	(2,494)
Morgan Stanley
Ford Motor Credit	100	9/20/12	3.80%	(1,112)
Russian Federation	1,000	12/20/07	0.26%	133
				$(3,016)

(4) Interest rate swap agreements outstanding at July 31, 2007:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs	$6,200	12/19/09	3-Month USD-LIBOR	5.00%	$31,903
Goldman Sachs	€2,300	12/15/11	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	(9,563)
Goldman Sachs	€2,400	3/15/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	(15,855)
Goldman Sachs	€6,600	3/30/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.96%	(66,966)
Goldman Sachs	€500	6/17/15	4.50%	6-month EUR-LIBOR	63,296
Goldman Sachs	£2,500	9/15/15	5.00%	6-Month GBP-LIBOR	206,371
Lehman Brothers	$11,200	12/19/12	3-Month USD-LIBOR	5.00%	138,128
Lehman Brothers	800	12/19/14	5.00%	3-Month USD-LIBOR	(7,521)
Lehman Brothers	100	12/19/17	5.00%	3-Month USD-LIBOR	(2,080)
Morgan Stanley	¥400,000	3/18/09	6-Month JPY-LIBOR	1.00%	1,442
Morgan Stanley	$500	6/20/09	3-Month USD-LIBOR	5.00%	(2,380)
Morgan Stanley	AUD 3,200	12/15/09	6-Month Australian Bank Bill	7.00%	(3,802)
Morgan Stanley	€100	6/15/17	4.00%	6-Month EUR-LIBOR	7,646
Morgan Stanley	AUD 400	12/15/17	6.75%	6-Month Australian Bank Bill	648
Morgan Stanley	$3,900	12/19/17	5.00%	3-Month USD-LIBOR	(75,912)
					$265,355

The Portfolio received $1,297,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5) Forward foreign currency contracts outstanding at July 31, 2007:

	U.S.$ Value Origination Date	U.S.$ Value July 31, 2007	Unrealized Appreciation (Depreciation)
Purchased:
919,059 Brazilian Real settling 10/2/07	$481,000	$486,756	$5,756
96,467 Brazilian Real settling 3/4/08	51,000	50,021	(979)
11,851,272 Chinese Renminbi settling 1/10/08	1,588,000	1,607,853	19,853
4,576,190 Chinese Renminbi settling 3/7/08	624,000	626,345	2,345
7,534,071 Chinese Renminbi settling 3/2/09	1,064,500	1,079,272	14,772
471,682,450 Korean Won settling 9/21/07	513,000	514,020	1,020
17,559,750 Korean Won settling 1/30/08	19,296	19,209	(87)
19,540,805 Mexican Peso settling 9/28/07	1,807,000	1,779,762	(27,238)
13,250,636 Mexican Peso settling 3/13/08	1,211,982	1,193,184	(18,798)
499,352 Malaysian Ringgit settling 5/21/08	148,000	146,511	(1,489)
1,478,562 Polish Zloty settling 9/28/07	532,000	534,760	2,760
13,604,410 Russian Ruble settling 1/11/08	532,000	534,261	2,261
29,127 Singapore Dollar settling 8/7/07	19,000	19,205	205
777,424 Singapore Dollar settling 10/3/07	513,469	514,803	1,334
28,914 Singapore Dollar settling 2/20/08	19,434	19,328	(106)
Sold:
822,000 British Pounds settling 8/9/07	1,641,086	1,670,132	(29,046)
66,000 Canadian Dollar settling 8/9/07	61,745	61,826	(81)
9,935,482 Chinese Renminbi settling 1/10/08	1,348,000	1,347,939	61
2,279,940 Chinese Renminbi settling 3/7/08	312,000	312,056	(56)
131,000 Euros settling 8/27/07	181,000	179,495	1,505
16,597,000 Japanese Yen settling 10/25/07	137,606	140,916	(3,310)
29,127 Singapore Dollar settling 8/7/07	19,301	19,205	96
			$(29,222)

(6) Short sales outstanding at July 31, 2007:

Type	Coupon	Maturity	Par	Proceeds	Value
U.S. Treasury Bonds & Notes	4.875%	8/15/16	$800,000	$781,087	$805,126
U.S. Treasury Inflation Indexed Notes	3.00%	7/15/12	33,348,384	33,789,414	34,239,419
					$35,044,545

£ – British Pound

€ – Euro

¥ – Japanese Yen

AUD – Australian Dollar

CPI – Consumer Price Index

LIBOR – London Inter-bank Offered Rate

Allianz Dresdner Daily Asset Fund Schedule of Investments
July 31, 2007 (unaudited)

Principal Amount (000)		Value*
COMMERCIAL PAPER–38.1%
$ 2,400	Abbey National Treasury Services PLC, 5.27%, 8/2/07	$2,399,114
	Adirondack 2005-1 Corp.,
50,000	5.31%, 8/9/07	49,941,000
50,000	5.31%, 8/9/07 (b)	49,941,000
40,000	5.32%, 8/8/07 (b)	39,958,622
20,400	5.32%, 8/9/07 (b)	20,375,883
	Altius I Funding Corp. (b),
125,000	5.35%, 9/20/07	124,071,181
175,000	5.35%, 9/26/07	173,543,611
10,990	Bavaria TRR Corp., 5.30%, 8/6/07 (b)	10,981,910
121,550	Bavaria Universal Funding, 5.33%, 8/31/07 (b)	121,010,115
85,971	Cafco LLC, 5.28%, 9/18/07 (b)	85,365,764
160,000	Charta Corp., 5.38%, 8/1/07	160,000,000
45,000	Cheyne Finance LLC, 5.30%, 5/13/08	44,996,464
117,545	Compass Securities, 5.35%, 8/31/07 (b)	117,020,945
105,000	Davis Square Funding III Corp., 5.35%, 9/21/07 (b)	104,204,188
	Davis Square Funding IV Corp. (b),
50,000	5.32%, 8/20/07	49,859,611
39,172	5.33%, 8/23/07	39,044,408
100,000	Davis Square Funding V Corp., 5.32%, 8/29/07 (b)	99,586,222
100,000	Foxboro Funding Ltd., 5.49%, 8/1/07	100,000,000
	G Street Finance Corp. (b),
125,000	5.45%, 8/6/07	124,905,382
100,000	5.45%, 8/7/07	99,909,167
190,868	Giro Funding U.S. Corp., 5.31%, 8/29/07 (b)	190,086,836
	Harrier Finance Funding LLC (b),
50,000	5.29%, 8/7/07	49,999,734
50,000	5.30%, 12/7/07	49,992,839
	KLIO Funding Ltd. (b),
10,645	5.37%, 10/9/07	10,535,844
49,520	6.01%, 10/11/07	48,997,495
	Morgan Stanley,
22,000	5.435%, 8/17/07	22,000,000
50,000	5.445%, 12/4/07	50,000,000
10,000	5.445%, 12/28/07	10,000,000
	Morrigan TRR Funding LLC,
100,000	5.34%, 9/12/07	99,377,000
92,000	5.35%, 8/27/07	91,644,522
100,000	5.35%, 9/12/07	99,375,833
	Ormond Quay Funding LLC (b),
40,000	5.28%, 11/2/07	39,997,486
70,000	5.28%, 12/5/07	69,995,180
9,060	Scaldis & Scaldis, 5.30%, 9/25/07 (b)	8,986,639

Allianz Dresdner Daily Asset Fund Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value*
	Sierra MDR Funding Ltd.,
$133,763	5.32%, 8/9/07	$133,604,863
14,317	5.32%, 8/10/07	14,297,958
	Total Commercial Paper (cost–$2,606,006,816)	2,606,006,816
CORPORATE NOTES–36.1%
24,878	American Express Co., 5.474%, 9/5/07, FRN	24,893,588
	Axon Financial Funding LLC, FRN (a),
125,000	5.31%, 8/28/07	124,992,924
20,000	5.433%, 8/1/07	19,997,867
90,000	5.435%, 8/1/07	89,982,344
	Bank of America NA,
1,700	5.36%, 10/25/07, FRN	1,700,316
	Beta Finance, Inc., FRN (a),
50,000	5.315%, 8/28/07	50,006,620
50,000	5.405%, 8/1/07	49,989,631
30,000	5.455%, 8/1/07	30,001,213
23,000	BMW U.S. Capital LLC, 5.34%, 8/15/07, FRN (a)	23,000,000
10,000	BNP Paribas, 5.31%, 8/27/07, FRN (a)	10,000,307
	CC USA, Inc., FRN (a),
7,500	5.31%, 8/21/07	7,500,529
24,000	5.315%, 8/28/07	24,002,550
2,000	5.365%, 8/1/07	1,998,726
5,100	5.455%, 8/1/07	5,100,000
	Cheyne Finance LLC, FRN (a),
50,000	5.415%, 8/1/07	49,992,932
25,000	5.42%, 8/1/07	24,996,834
	CIT Group, Inc., FRN,
15,415	5.43%, 8/21/07	15,422,218
10,000	5.43%, 8/24/07	10,000,569
2,900	5.43%, 9/19/07	2,900,844
25,000	5.515%, 8/1/07	25,009,471
1,734	5.60%, 8/23/07	1,735,343
37,500	Countrywide Home Loans, Inc., 5.61%, 8/16/07, FRN, Ser. M	37,520,662
9,680	Credit Suisse USA, Inc., 5.585%, 8/1/07, FRN	9,691,690
	Dorada Finance, Inc., FRN (a),
60,000	5.275%, 8/6/07	59,983,328
77,600	5.293%, 8/15/07	77,597,283
15,000	5.315%, 8/28/07	15,002,347
2,900	5.455%, 8/1/07	2,900,000
120,000	Five Finance, Inc., 5.403%, 8/1/07, FRN (a)	119,981,569
	General Electric Capital Corp., FRN,
18,595	5.38%, 8/20/07	18,607,681
3,895	5.41%, 10/15/07	3,895,845

Allianz Dresdner Daily Asset Fund Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value*
$ 1,850	5.42%, 10/3/07	$1,850,444
30,000	5.445%, 8/17/07	30,009,762
1,700	5.46%, 10/29/07	1,701,649
50,000	Goldman Sachs Group, Inc., 5.535%, 8/1/07, FRN, Ser. B	50,019,727
	Harrier Finance Funding LLC, FRN (a),
75,000	5.31%, 10/11/07	74,976,384
100,000	5.33%, 9/28/07	99,966,450
70,000	5.45%, 8/1/07	70,004,878
75,000	HSH Nordbank AG, 5.33%, 8/21/07, FRN (a)	75,000,000
20,000	JPMorgan Chase & Co., 5.30%, 8/13/07, FRN	20,000,000
	K2 USA LLC, FRN (a),
3,000	5.32%, 8/15/07	2,999,992
20,000	5.32%, 8/28/07	20,000,953
25,000	5.36%, 8/28/07	25,004,212
70,000	5.425%, 8/1/07	69,998,448
25,000	5.445%, 8/1/07	25,002,691
20,000	Lehman Brothers Holdings, Inc., 5.495%, 8/1/07, FRN	20,009,723
	Links Finance LLC, FRN (a),
25,000	5.315%, 8/15/07	25,002,573
30,000	5.315%, 8/22/07	30,002,770
50,000	5.33%, 8/28/07	49,999,881
5,000	5.46%, 8/1/07	4,999,950
31,000	Macquarie Bank Ltd., 5.34%, 8/21/07, FRN (a)	30,999,999
	Merrill Lynch & Co., Inc., FRN,
75,000	5.31%, 8/22/07	75,000,000
1,200	5.43%, 8/16/07, Ser. C	1,201,234
92,000	5.485%, 8/1/07, Ser. C	92,038,519
5,000	5.49%, 8/1/07, Ser. C	5,000,144
40,000	5.585%, 8/1/07, Ser. C	40,052,122
	Morgan Stanley, FRN,
10,000	5.36%, 8/3/07	10,000,000
15,000	5.485%, 10/18/07	15,009,885
5,000	5.555%, 8/1/07	5,002,557
14,000	Northern Rock PLC, 5.38%, 8/3/07, FRN (a)	14,000,000
50,000	Royal Bank of Canada, 5.29%, 8/6/07, FRN (a)	50,000,000
	Sigma Finance, Inc., FRN (a),
1,200	5.29%, 8/10/07	1,199,752
50,000	5.32%, 10/16/07	49,998,438
100,000	5.428%, 8/1/07	99,982,598
10,000	5.44%, 8/1/07	9,998,733
153,000	5.455%, 8/1/07	153,026,275
	Tango Finance Corp., FRN (a),
1,500	5.28%, 8/20/07	1,499,569
2,000	5.33%, 9/4/07	1,999,945

Allianz Dresdner Daily Asset Fund Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value*
$ 1,000	5.34%, 8/24/07	$1,000,000
70,000	5.418%, 8/1/07	69,990,888
	Unicredito Italiano Bank, FRN (a),
25,000	5.34%, 8/9/07	25,000,000
50,000	5.35%, 10/11/07	50,000,000
2,400	Wachovia Corp., 5.31%, 8/28/07, FRN	2,399,569
	Wells Fargo Co., FRN,
21,500	5.37%, 8/10/07	21,507,517
1,844	5.40%, 9/10/07	1,844,428
	Total Corporate Notes (cost–$2,462,707,890)	2,462,707,890
CERTIFICATES OF DEPOSIT–14.2%
38,000	Bank of Nova Scotia, 5.263%, 8/2/07, FRN	37,987,920
100,000	Barclays Bank PLC, 5.30%, 8/31/07	100,000,000
	BNP Paribas, FRN,
20,500	5.26%, 9/4/07	20,492,432
21,200	5.263%, 8/28/07	21,191,787
50,000	Calyon NY, 5.26%, 8/3/07, FRN	49,997,011
50,000	Credit Suisse USA, Inc., 5.33%, 8/28/07, FRN	50,000,000
5,300	Deutsche Bank AG, 5.465%, 8/1/07, FRN	5,300,337
	Dexia Credit Local S.A., FRN,
2,000	5.27%, 8/28/07	1,999,463
60,000	5.278%, 8/28/07	59,987,513
	Fortis NV, FRN,
10,000	5.265%, 8/16/07	9,997,530
83,400	5.265%, 8/31/07	83,372,761
	Royal Bank of Canada, FRN,
100,000	5.265%, 8/6/07	99,975,884
90,000	5.265%, 8/29/07	89,951,447
6,600	5.265%, 8/31/07	6,596,876
	Royal Bank of Scotland PLC, FRN,
7,900	5.26%, 8/3/07	7,895,874
194,700	5.265%, 8/28/07	194,654,942
	Societe Generale, FRN,
3,000	5.265%, 8/21/07	2,999,814
5,100	5.269%, 8/28/07	5,098,070
26,600	5.269%, 8/29/07	26,592,374
37,600	5.27%, 8/28/07	37,592,407
6,800	5.27%, 8/31/07	6,799,123
50,000	Wachovia Corp., 5.31%, 8/28/07, FRN	50,001,099
	Total Certificates of Deposit (cost–$968,484,664)	968,484,664

Allianz Dresdner Daily Asset Fund Schedule of Investments
July 31, 2007 (unaudited) (continued)

Principal Amount (000)			Value*
MASTER NOTES–7.5%
$140,000	Bank of America NA, 5.435%, 8/1/07		$140,000,000
	Bear Stearns Cos., Inc.,
100,000	5.495%, 8/1/07		100,000,000
90,000	5.575%, 8/1/07		90,000,000
	Citigroup, Inc.,
100,000	5.445%, 8/1/07		100,000,000
80,000	5.475%, 8/1/07		80,000,000
	Total Master Notes (cost–$510,000,000)		510,000,000
TIME DEPOSITS–6.1%
119,746	CIBC–Grand Cayman, 5.313%, 8/1/07		119,746,152
300,000	ING Bank–Grand Cayman, 5.36%, 8/1/07		300,000,000
	Total Time Deposits (cost–$419,746,152)		419,746,152
MORTGAGE-BACKED SECURITIES–2.7%
20,000	Aire Valley Mortages PLC, 5.31%, 8/20/07, CMO, FRN (a)		20,000,000
30,000	Granite Master Issuer PLC, 5.30%, 8/17/07, CMO, FRN		30,000,000
35,000	Holmes Financing PLC, 5.30%, 8/15/07, CMO, FRN		35,000,000
100,000	Paragon Mortgages PLC, 5.32%, 8/15/07, CMO, FRN (a)		100,000,000
	Total Mortgage-Backed Securities (cost–$185,000,000)		185,000,000
PROMISSORY NOTES–1.1%
	Goldman Sachs Group, Inc.,
55,000	5.475%, 10/22/07		55,000,000
20,000	5.505%, 12/18/07		20,000,000
	Total Promissory Notes (cost–$75,000,000)		75,000,000
ASSET-BACKED SECURITIES–0.2%
10,000	Cheyne High Grade ABS CDO Ltd., 5.367%, 8/10/07, FRN (a) (cost $10,000,000)		10,000,000
	Total Investments (cost–$7,236,945,522)	106.0%	7,236,945,522
	Liabilities in excess of other assets	(6.0)	(406,499,716)
	Net Assets	100.0%	$6,830,445,806

Notes to Schedule of Investments:

*	The Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Portfolio’s amortized cost procedures and certain conditions under Rule 2a-7 of the 1940 Act.

(a)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

Glossary:

ABS – Asset-Backed Security

CDO – Collateralized Debt Obligation

CMO – Collateralized Mortgage Obligation

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2007.

Item 2.    Controls and Procedures

(a)	The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30A-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Fixed Income SHares

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 26, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 26, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2007